SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 7     (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 8 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
 -------------------------------------------------------------------------------

                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
 -------------------------------------------------------------------------------

                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------

        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [ ]  on (date) pursuant  to  paragraph  (b)
   [ ]  60 days after  filing  pursuant  to paragraph (a)(1)
   [X]  on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

American Express
Retirement Advisor
Variable Annuity(R)

Issued by:
IDS Life Insurance Company of New York

Prospectus


May 1, 2003


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

New American Express Retirement Advisor Variable Annuity(R) contracts are not currently being offered.

IDS Life of New York Variable Annuity Account

Issued by:  IDS Life Insurance Company of New York (IDS Life of New York)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o American Express(R) Variable Portfolio Funds

o AIM Variable Insurance Funds

o American Century(R) Variable Portfolios, Inc.

o Calvert Variable Series, Inc.

o Credit Suisse Trust

o Fidelity(R) Variable Insurance Products Funds - Service Class

o Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

o Goldman Sachs Variable Insurance Trust (VIT)

o Janus Aspen Series: Service Shares

o Lazard Retirement Series, Inc.

o MFS(R) Variable Insurance Trust(SM)

o Putnam Variable Trust - Class IB Shares

o Royce Capital Fund

o Third Avenue Variable Series Trust

o Wanger Advisors Trust

o Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Table of Contents
Key Terms..................................................
The Contract in Brief......................................
Expense Summary............................................
Condensed Financial Information (Unaudited)................
Financial Statements.......................................
Performance Information....................................
The Variable Account and the Funds.........................
The Fixed Account..........................................
Buying Your Contract.......................................
Charges....................................................
Valuing Your Investment....................................
Making the Most of Your Contract...........................
Surrenders.................................................
TSA-- Special Surrender Provisions.........................
Changing Ownership.........................................

Benefits in Case of Death-- Standard Death Benefit.........
Optional Benefits..........................................

The Annuity Payout Period..................................
Taxes .....................................................
Voting Rights..............................................
Substitution of Investments................................
About the Service Providers................................
Table of Contents of the
    Statement of Additional Information....................


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2  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account:  An account to which you may allocate purchase payments.  Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o  Roth IRAs under Section 408A of the Code

o  SIMPLE IRAs under Section 408(p) of the Code

o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o  Plans under Section 401(k) of the Code

o  Custodial and trusteed plans under Section 401(a) of the Code

o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.


Rider effective date: The date you add a rider to your contract.


Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


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3  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. __)

Minimum allowable purchase payments

   If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

   If paying by any other method:

     $50

Maximum allowable annual purchase payments

     $100,000 up to age 85

     $50,000 for ages 86 to 89

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)


Optional benefit: This contract offers an optional feature that is available for an additional charge if you meet certain criteria. (p. __)


Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)

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4  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Charges: We assess certain charges in connection with your contract:

o    $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee (if you make allocations to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee (if you make allocations to one or more subaccounts);

o    surrender charge;


o    the operating expenses of the funds in which the subaccounts invest;

o if you select the Maximum Anniversary Value (MAV) Death Benefit, an annual fee of 0.15% of the variable account contract value.


Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES
Surrender charge: Contingent deferred sales load as a percentage of purchase payment surrendered.


Surrender charge schedule

     Years from purchase payment receipt     Surrender charge percentage
                     1                                    7%

                     2                                    7

                     3                                    7

                     4                                    6

                     5                                    5

                     6                                    4

                     7                                    2

                Thereafter                                0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. ___ and "The Annuity Payout Period -- Annuity Payout Plans" p.___).

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual contract administrative charge:                    $30*

Maximum Anniversary Value Death Benefit Rider (MAV) fee:  0.15%

(As a percentage of the variable account contract value charged annually. This deduction will ocur 60 days following the end of the contract anniversary. This is an optional expense)


ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:    0.95% for nonqualified annuities

                                   0.75% for qualified annuities

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.



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5  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.


Annual fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses)
                                                Minimum           Maximum
Total expenses before contractual
fee waivers and/or expense reimbursements

Net expenses after contractual
fee waivers and/or expense reimbursements


Annual operating expenses of the funds (as a percentage of average daily net assets)
                                                                     Gross total
                                      Management    12b-1    Other     annual
                                         fees       fees   expenses   expenses
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund
      Bond Fund
      Capital Resource Fund
      Cash Management Fund
      Diversified Equity Income Fund
      Emerging Markets Fund
      Equity Select Fund
      Extra Income Fund
      Federal Income Fund
      Global Bond Fund
      Growth Fund
      International Fund
      Managed Fund
      New Dimensions Fund(R)
      Partners Small Cap Value Fund
      S&P 500 Index Fund
      Small Cap Advantage Fund
      Stock Fund
      Strategy Aggressive Fund
AIM V.I.
      Capital Appreciation Fund, Series II Shares
      Capital Development Fund, Series II Shares
Alliance VP
      AllianceBernstein International Value Portfolio (Class B)
      Growth and Income Portfolio (Class B)
American Century(R) Variable Portfolios, Inc.
      VP International, Class II
      VP Value Class II
Calvert Variable Series, Inc.
      Social Balanced Portfolio
Evergreen VA
      Capital Growth Fund - Class 2


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6  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Annual operating expenses of the funds (as a percentage of average daily net assets) (continued)
                                                                     Gross total
                                      Management    12b-1    Other     annual
                                         fees       fees   expenses   expenses
Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2
      Mid Cap Portfolio Service Class 2
      Overseas Portfolio Service Class 2
FTVIPT
      Franklin Real Estate Fund - Class 2
      Franklin Small Cap Value Securities Fund - Class 2
      Mutual Shares Securities Fund - Class 2
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund
      Mid Cap Value Fund
INVESCO VIF
      Dynamics Fund
      Financial Service Fund
      Technology Fund
      Telecommunications Fund
Janus Aspen Series
      Global Technology Portfolio: Service Shares
      International Growth Portfolio: Service Shares
Lazard Retirement Series
      International Equity Portfolio
MFS(R)
      Investors Growth Stock Series - Service Class
      New Discovery Series - Service Class
      Utilities Series - Service Class
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares
      Pioneer Europe VCT Portfolio - Class II Shares
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares
      Putnam VT International Growth Fund - Class IB Shares
      Putnam VT Vista Fund - Class IB Shares
Strong Funds
      Strong Opportunity Fund II - Advisor Class
Wanger
      International Small Cap
      U.S. Smaller Companies
Wells Fargo VT
      Asset Allocation Fund
      International Equity Fund
      Small Cap Growth Fund

IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


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7  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                       If you do not surrender your contract
                                               If you surrender your contract          or if you select an annuity payout plan
                                          at the end of the applicable time period:   at the end of the applicable time period:

                                             1 year  3 years  5 years 10 years            1 year  3 years  5 years 10 years
Nonqualified Annuity

Qualified Annuity


Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                               If you surrender your contract          or if you select an annuity payout plan
                                          at the end of the applicable time period:   at the end of the applicable time period:

                                             1 year  3 years  5 years 10 years            1 year  3 years  5 years 10 years

Nonqualified Annuity

Qualified Annuity

* In these examples, the $30 contract administrative charge is approximated as a _____% charge determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

Condensed Financial Information
(Unaudited)

to be filed by Amendment.]


Financial Statements
You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

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8  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o  contract administrative charge,


o  mortality and expense risk fee,

o  MAV fee, and

o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for an optional feature.


Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


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9  AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The Variable Account and the Funds
You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


----------------- ------------------------------ ---------------------------------------- ----------------------------
Subaccount        Investing In                   Investment Objectives and Policies       Investment Adviser
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
BC7               AXP(R)Variable Portfolio -     Objective: long-term total return        American Express Financial
BC8               Blue Chip Advantage Fund       exceeding that of the U.S. stock         Corporation (AEFC),
                                                 market.  Invests  primarily  in
                                                 blue chip  investment  adviser.
                                                 stocks.  Blue chip  stocks  are
                                                 issued  by  companies   with  a
                                                 market   capitalization  of  at
                                                 least    $1     billion,     an
                                                 established    management,    a
                                                 history of consistent  earnings
                                                 and a leading  position  within
                                                 their respective industries.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
BD7               AXP(R)Variable Portfolio -     Objective: high level of current         AEFC, investment adviser.
BD8               Bond Fund                      income while conserving the value of
                                                 the investment and continuing a
                                                 high  level of  income  for the
                                                 longest  time  period.  Invests
                                                 primarily  in bonds  and  other
                                                 debt obligations.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
CR7               AXP(R)Variable Portfolio -     Objective: capital appreciation.         AEFC, investment adviser.
CR8               Capital Resource Fund          Invests primarily in U.S. common
                                                 stocks and other securities
                                                 convertible into common stocks.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
CM7               AXP(R)Variable Portfolio -     Objective: maximum current income        AEFC, investment adviser.
CM8               Cash Management Fund           consistent with liquidity and
                                                 stability of principal. Invests
                                                 primarily in money market securities.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
DE7               AXP(R)Variable Portfolio -     Objective: a high level of current       AEFC, investment adviser.
DE8               Diversified Equity Income      income and, as a secondary goal,
                  Fund                           steady growth of capital. Invests
                                                 primarily in dividend-paying common
                                                 and preferred stocks.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
EM7               AXP(R)Variable Portfolio -     Objective: long-term capital growth.     AEFC, investment adviser;
EM8               Emerging Markets Fund          Invests primarily in equity securities   American Express Asset
                                                 of companies in emerging market          Management International,
                                                 countries.                               Inc., a wholly-owned
                                                                                          subsidiary of AEFC, is the
                                                                                          sub-adviser.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
ES7               AXP(R)Variable Portfolio -     Objective: growth of capital. Invests    AEFC, investment adviser.
ES8               Equity Select Fund             primarily in equity securities of
                                                 medium-sized companies.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
EI7               AXP(R)Variable Portfolio -     Objective: high current income, with     AEFC, investment adviser.
EI8               Extra Income Fund              capital growth as a secondary
                                                 objective. Invests primarily in
                                                 high-yielding,        high-risk
                                                 corporate  bonds  (junk  bonds)
                                                 issued  by  U.S.   and  foreign
                                                 companies and governments.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
FI7               AXP(R)Variable Portfolio -     Objective: a high level of current       AEFC, investment adviser.
FI8               Federal Income Fund            income and safety of principal
                                                 consistent with an investment in U.S.
                                                 government and government agency
                                                 securities. Invests primarily in debt
                                                 obligations issued or guaranteed as to
                                                 principal and interest by the U.S.
                                                 government, its agencies or
                                                 instrumentalities.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
GB7               AXP(R)Variable Portfolio -     Objective: high total return through     AEFC, investment adviser.
GB8               Global Bond Fund               income and growth of capital.
                                                 Non-diversified fund that invests
                                                 primarily in debt obligations of U.S.
                                                 and foreign issuers.
----------------- ------------------------------ ---------------------------------------- ----------------------------


--------------------------------------------------------------------------------
10 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------- ------------------------------ ---------------------------------------- ----------------------------
 Subaccount       Investing In                   Investment Objectives and Policies       Investment Adviser
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
GR7               AXP(R)Variable Portfolio -     Objective: long-term capital growth.     AEFC, investment adviser.
GR8               Growth Fund                    Invests primarily in common stocks and
                                                 securities   convertible   into
                                                 common  stocks  that  appear to
                                                 offer growth opportunities.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
IE7               AXP(R)Variable Portfolio -     Objective: capital appreciation.         AEFC, investment adviser.
IE8               International Fund             Invests primarily in common stocks or    American Express Asset
                                                 convertible securities of foreign        Management International,
                                                 issuers that offer strong growth         Inc., a wholly-owned
                                                 potential.                               subsidiary of AEFC, is the
                                                                                          sub-adviser.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
MF7               AXP(R)Variable Portfolio -     Objective: maximum total investment      AEFC, investment adviser.
MF8               Managed Fund                   return through a combination of
                                                 capital   growth  and   current
                                                 income.  Invests primarily in a
                                                 combination   of   common   and
                                                 preferred  stocks,  convertible
                                                 securities,   bonds  and  other
                                                 debt securities.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
ND7               AXP(R)Variable Portfolio -     Objective: long-term growth of           AEFC, investment adviser.
ND8               New Dimensions Fund(R)         capital. Invests primarily in common
                                                 stocks showing potential for
                                                 significant growth.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
IV7               AXP(R)Variable Portfolio -     Objective: long-term capital             AEFC, investment adviser.
IV8               S&P 500 Index Fund             appreciation. Non-diversified fund
                                                 that   invests   primarily   in
                                                 securities that are expected to
                                                 provide investment results that
                                                 correspond  to the  performance
                                                 of the S&P 500 Index.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
SC7               AXP(R)Variable Portfolio -     Objective: long-term capital growth.     AEFC, investment adviser;
SC8               Small Cap Advantage Fund       Invests primarily in equity stocks of    Kenwood Capital Management
                                                 small companies that are often           LLC, sub-adviser.
                                                 included in the Russell 2000 Index
                                                 and/or have market capitalization
                                                 under $2 billion.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
SA7               AXP(R)Variable Portfolio -     Objective: capital appreciation.         AEFC, investment adviser.
SA8               Strategy Aggressive Fund       Invests primarily in equity securities
                                                 of growth companies.
----------------- ------------------------------ ---------------------------------------- ----------------------------

----------------- ------------------------------ ---------------------------------------- ----------------------------
7CA               AIM V.I. Capital               Objective: growth of capital. Invests    A I M Advisors, Inc.
8CA               Appreciation Fund, Series I    principally in common stocks of
                                                 companies   likely  to  benefit
                                                 from    new    or    innovative
                                                 products, services or processes
                                                 as   well   as    those    with
                                                 above-average     growth    and
                                                 excellent  prospects for future
                                                 growth.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7CD               AIM V.I. Capital Development   Objective: long term growth of           A I M Advisors, Inc.
8CD               Fund, Series I                 capital. Invests primarily in
                                                 securities   (including  common
                                                 stocks,  convertible securities
                                                 and   bonds)  of   small-   and
                                                 medium-sized companies.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7IF               American Century(R)VP          Objective: long term capital growth.     American Century
8IF               International                  Invests primarily in stocks of growing   Investment Management, Inc.
                                                 foreign companies in developed
                                                 countries.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7VA               American Century(R)VP Value    Objective: long-term capital growth,     American Century
8VA                                              with income as a secondary objective.    Investment Management, Inc.
                                                 Invests  primarily in stocks of
                                                 companies    that    management
                                                 believes to be  undervalued  at
                                                 the time of purchase.
----------------- ------------------------------ ---------------------------------------- ----------------------------


--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


----------------- ------------------------------ ---------------------------------------- ----------------------------
 Subaccount       Investing In                   Investment Objectives and Policies       Investment Adviser
----------------- ------------------------------ ---------------------------------------- ----------------------------

----------------- ------------------------------ ---------------------------------------- ----------------------------
7SR               Calvert Variable Series,       Objective: income and capital growth.    Calvert Asset Management
8SR               Inc. Social Balanced           Invests primarily in stocks, bonds and   Company, Inc. (CAMCO),
                  Portfolio                      money market instruments which offer     investment adviser. SSgA
                                                 income and capital growth opportunity    Funds Management, Inc. and
                                                 and which satisfy the investment and     Brown Capital Management
                                                 social criteria.                         are the investment
                                                                                          subadvisers.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7EG               Credit Suisse Trust -          Objective: maximum capital               Credit Suisse Asset
8EG               Emerging Growth Portfolio      appreciation. Invests in U.S. equity     Management, LLC
                                                 securities  of  emerging-growth
                                                 companies  with  growth
                                                 characteristics  such as
                                                 positive earnings and potential
                                                 for accelerated growth.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7GI               Fidelity VIP Growth & Income   Strategy: high total return through a    Fidelity Management &
8GI               Portfolio (Service Class)      combination of current income and        Research Company (FMR),
                                                 capital appreciation. Normally invests   investment manager; FMR
                                                 a majority of assets in common stocks    U.K. and FMR Far East,
                                                 with a focus on those that pay current   sub-investment advisers.
                                                 dividends and show potential for
                                                 capital appreciation.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7MP               Fidelity VIP Mid Cap           Strategy : long-term growth of           FMR, investment manager;
8MP               Portfolio (Service Class)      capital. Normally invests at least 80%   FMR U.K. and FMR Far East,
                                                 of asstes in securities of companies     sub-investment advisers.
                                                 with medium market capitalization
                                                 common stocks.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7OS               Fidelity VIP Overseas          Strategy : long-term growth of           FMR, investment manager;
8OS               Portfolio (Service Class)      capital. Invests primarily in common     FMR U.K., FMR Far East,
                                                 stocks of foreign securities.            Fidelity International
                                                                                          Investment Advisors (FIIA)
                                                                                          and FIIA U.K.,
                                                                                          sub-investment advisers.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7RE               FTVIPT Franklin Real Estate    Objective: capital appreciation with a   Franklin Advisers, Inc.
8RE               Fund - Class 2                 secondary goal to earn current income.
                                                 Invests at least 80% of its net
                                                 assets   in    investments   of
                                                 companies operating in the real
                                                 estate   industry.   The   Fund
                                                 invests   primarily  in  equity
                                                 real estate  investment  trusts
                                                 (REITs).
----------------- ------------------------------ ---------------------------------------- ----------------------------


----------------- ------------------------------ ---------------------------------------- ----------------------------
7SI               FTVIPT Franklin Small Cap      Objective: long-term total return.       Franklin Advisory
8SI               Value Securities Fund -        Invests at least 80% of its net assets   Services, LLC
                  Class 2                        in investments of small capitalization
                                                 companies. For this Fund, small
                                                 capitalization companies are those
                                                 that have a market cap not exceeding
                                                 $2.5 billion, at the time of purchase.
                                                 Invests primarily in equity securities
                                                 of companies the manager believes are
                                                 selling substantially below the
                                                 underlying value of their assets or
                                                 their private market value.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7TF               FTVIPT Templeton Foreign       Objective: long-term capital growth.     Templeton Investment
8TF               Securities Fund - Class 2      Invests at least 80% of its net assets   Counsel, LLC
                                                 in foreign securities, including those
                                                 in emerging markets.
----------------- ------------------------------ ---------------------------------------- ----------------------------


--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS



----------------- ------------------------------ ---------------------------------------- ----------------------------
 Subaccount       Investing In                   Investment Objectives and Policies       Investment Adviser
----------------- ------------------------------ ---------------------------------------- ----------------------------

----------------- ------------------------------ ---------------------------------------- ----------------------------
7SE               Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of     Goldman Sachs Asset
8SE               Small Cap Equity Fund          capital. Invests, under normal           Management
                                                 circumstances,  at least 80% of
                                                 its   net   assets   plus   any
                                                 borrowing    for     investment
                                                 purposes  (measured at the time
                                                 of   purchase)   in  a  broadly
                                                 diversified portfolio of equity
                                                 investments  of  U.S.   issuers
                                                 which  are   included   in  the
                                                 Russell  2000 Index at the time
                                                 of investment.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7UE               Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of     Goldman Sachs Asset
8UE               U.S. Equity Fund               capital and dividend income. Invests,    Management
                                                 under normal circumstances,  at
                                                 least 90% of its  total  assets
                                                 (not    including    securities
                                                 lending   collateral   and  any
                                                 investment of that  collateral)
                                                 measured at time of purchase in
                                                 a broadly diversified portfolio
                                                 of  large-cap   and  blue  chip
                                                 equity investments representing
                                                 all major  sectors  of the U.S.
                                                 economy.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7MC               Goldman Sachs VIT Mid Cap      Objective: seeks long-term capital       Goldman Sachs Asset
8MC               Value Fund                     appreciation. Invests, under normal      Management
                                                 circumstances,  at least 80% of
                                                 its   net   assets   plus   any
                                                 borrowing    for     investment
                                                 purposes  (measured  at time of
                                                 purchase)   in  a   diversified
                                                 portfolio of equity investments
                                                 in  mid-capitalization  issuers
                                                 within  the range of the market
                                                 capitalization   of   companies
                                                 constituting the Russell Midcap
                                                 Value  Index  at  the  time  of
                                                 investment.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7AG               Janus Aspen Series             Objective: long-term growth of           Janus Capital
8AG               Aggressive Growth Portfolio:   capital. Non-diversified mutual fund
                  Service                        Shares that  primarily  invests
                                                 in common  stocks  selected for
                                                 their  growth   potential   and
                                                 normally  invests  at least 50%
                                                 of   its   equity   assets   in
                                                 medium-sized companies.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7GT               Janus Aspen Series Global      Objective: long-term growth of           Janus Capital
8GT               Technology Portfolio:          capital. Non-diversified mutual fund
                  Service Shares                 that invests, under normal
                                                 circumstances, at least 80% of its net
                                                 assets in securities of companies that
                                                 the portfolio manager believes will
                                                 benefit significantly from advances or
                                                 improvements in technology. It
                                                 implements this policy by investing
                                                 primarily in equity securities of U.S.
                                                 and foreign companies selected for
                                                 their growth potential.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7IG               Janus Aspen Series             Objective: long-term growth of           Janus Capital
8IG               International Growth           capital. Invests, under normal
                  Portfolio: Service Shares      circumstances, at least 80% of its net
                                                 assets in securities of issuers from
                                                 at least five different countries,
                                                 excluding the United States. Although
                                                 the Portfolio intends to invest
                                                 substantially all of its assets in
                                                 issuers located outside the United
                                                 States, it may at times invest in U.S.
                                                 issuers and it may at times invest all
                                                 of its assets in fewer than five
                                                 countries or even a single country.
----------------- ------------------------------ ---------------------------------------- ----------------------------

--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


----------------- ------------------------------ ---------------------------------------- ----------------------------
 Subaccount       Investing In                   Investment Objectives and Policies       Investment Adviser
----------------- ------------------------------ ---------------------------------------- ----------------------------

----------------- ------------------------------ ---------------------------------------- ----------------------------
7IP               Lazard Retirement              Objective: long-term capital             Lazard Asset Management
8IP               International Equity           appreciation. Invests primarily in
                  Portfolio                      equity securities, principally common
                                                 stocks, of relatively large non-U.S.
                                                 companies with market capitalizations
                                                 in the range of the Morgan Stanley
                                                 Capital International (MSCI) Europe,
                                                 Australia and Far East (EAFE(R)) Index
                                                 that the Investment Manager believes
                                                 are undervalued based on their
                                                 earnings, cash flow or asset values.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7MG               MFS(R)Investors Growth Stock    Objective: long-term growth of capital   MFS Investment Management(R)
8MG               Series - Service Class         and future income. Invests at least
                                                 80%  of  its  total  assets  in
                                                 common   stocks   and   related
                                                 securities  of companies  which
                                                 MFS believes  offer better than
                                                 average prospects for long-term
                                                 growth.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7MD               MFS(R)New Discovery Series -    Objective: capital appreciation.         MFS Investment Management(R)
8MD               Service Class                  Invests primarily in equity securities
                                                 of emerging growth companies.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7IN               Putnam VT International New    Objective: long-term capital             Putnam Investment
8IN               Opportunities Fund - Class     appreciation. The fund seeks its goal    Management, LLC
                  IB                             Shares by  investing  in common
                                                 stock of companies  outside the
                                                 United  States  with a focus on
                                                 growth stocks.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7VS               Putnam VT Vista Fund - Class   Objective: capital appreciation. The     Putnam Investment
8VS               IB Shares                      fund seeks its goal by investing         Management, LLC
                                                 mainly in common stocks of U.S.
                                                 companies with a focus on growth
                                                 stocks.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7MI               Royce Micro-Cap Portfolio      Objective: long-term growth of           Royce & Associates, LLC
8MI                                              capital. Invests primarily in a
                                                 broadly  diversified  portfolio
                                                 of equity  securities issued by
                                                 micro-cap companies  (companies
                                                 with        stock        market
                                                 capitalizations    below   $400
                                                 million).
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7SV               Third Avenue Value Portfolio   Objective: long-term capital             EQSF Advisers, Inc.
8SV                                              appreciation. Invests primarily in
                                                 common stocks of well financed,
                                                 well  managed  companies  at  a
                                                 substantial  discount  to  what
                                                 the  Adviser  believes is their
                                                 true value.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7IT               Wanger International Small     Objective: long-term growth of           Liberty Wanger Asset
8IT               Cap                            capital. Invests primarily in stocks     Management, L.P.
                                                 of small- and medium-size non-U.S.
                                                 companies with capitalizations of less
                                                 than $2 billion.
----------------- ------------------------------ ---------------------------------------- ----------------------------

----------------- ------------------------------ ---------------------------------------- ----------------------------
7SP               Wanger U.S. Smaller Companies  Objective: long-term growth of           Liberty Wanger Asset
8SP                                              capital. Invests primarily in stocks     Management, L.P.
                                                 of small- and medium-size U.S.
                                                 companies with capitalizations of less
                                                 than $5 billion.
----------------- ------------------------------ ---------------------------------------- ----------------------------


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


----------------- ------------------------------ ---------------------------------------- ----------------------------
 Subaccount       Investing In                   Investment Objectives and Policies       Investment Adviser
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7AA               Wells Fargo VT Asset           Objective: long-term total return,       Wells Fargo Funds
8AA               Allocation Fund                consistent with reasonable risk.         Management, LLC, adviser;
                                                 Invests primarily in the securities of   Wells Capital Management
                                                 various indexes to replicate the total   Incorporated, sub-adviser.
                                                 return of the index. We use an asset
                                                 allocation model to allocate and
                                                 reallocate assets among common stocks
                                                 (S&P 500 Index), U.S. Treasury bonds
                                                 (Lehman Brothers 20+ Treasury Bond
                                                 Index) and money market instruments,
                                                 operating from a target allocation of
                                                 60% stocks and 40% bonds.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7WI               Wells Fargo VT International   Objective: total return with an          Wells Fargo Funds
8WI               Equity Fund                    emphasis on long-term capital            Management, LLC, adviser;
                                                 appreciation. Invests primarily
                                                 in  Wells  Capital   Management
                                                 equity  securities  of non-U.S.
                                                 Incorporated,      sub-adviser.
                                                 companies  based  in  developed
                                                 foreign  countries  or emerging
                                                 markets.
----------------- ------------------------------ ---------------------------------------- ----------------------------
----------------- ------------------------------ ---------------------------------------- ----------------------------
7SG               Wells Fargo VT Small Cap       Objective: long-term capital             Wells Fargo Funds
8SG               Growth Fund                    appreciation. Invests primarily in       Management, LLC, adviser;
                                                 companies with above average growth      Wells Capital Management
                                                 potential and whose market               Incorporated, sub-adviser.
                                                 capitalization falls within the range
                                                 of the Russell 2000 Index, which is
                                                 considered a small capitalization
                                                 index.
----------------- ------------------------------ ---------------------------------------- ----------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------
15 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)


Buying Your Contract

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and

o  no later than the annuitant's 90th birthday.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.


BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


--------------------------------------------------------------------------------
16 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENTS
Minimum allowable purchase payments(1)

   If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or

      $50 per month

   If paying by any other method:

      $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

Maximum allowable annual purchase payments(2)

      $100,000 for issue ages up to 85

      $50,000 for issue ages 86 to 89

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


2 By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o  a bank authorization.

Charges
CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


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17 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.15% of your contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV Death Benefit is only available if you and the annuitant are 75 or younger at contract issue.


SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

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18 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Surrender charge schedule

     Years from purchase payment receipt       Withdrawal charge percentage
                       1                                      7%

                       2                                      7

                       3                                      7

                       4                                      6

                       5                                      5

                       6                                      4

                       7                                      2

                       Thereafter                             0


For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

         Amount requested           or          $1,000 = $1,075.27
   ----------------------------                 ------
      1.00 - surrender charge                     .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified  period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


Surrender charge calculation example


The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:


o The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and
o  We received these payments:
   --  $10,000 July 1, 2003;
   --  $8,000 Dec.31, 2008
   --  $6,000 Feb. 20, 2011; and
o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2012 and had not made any other surrenders during that contract year; and
o The prior anniversary July 1, 2011 contract value was $28,000.
       Surrender
        charge    Explanation
        $    0    $2,500 is contract earnings surrendered without charge; and
             0    $300 is 10% of the prior anniversary's  contract value that is in excess of  contract  earnings  surrendered  without  charge
                  (from above).
                  (10% x $28,000) = $2,800 - $2,500 = $300
             0    $10,000 July 1, 2003  purchase  payment was received  eight or
                  more  years  before  surrender  and  is  surrendered   without
                  surrender charge; and
           480    $8,000 Dec. 31, 2008 purchase payment is in its fourth year from receipt, surrendered with a 5% surrender charge; and
           420    $6,000 Feb.20, 2011 purchase payment is in its second year from receipt, surrendered with a 7% surrender charge.
           ---
          $900


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19 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Waiver of surrender charges

We do not assess surrender charges for:

o  surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o  amounts we refund to you during the free look period*; and

o  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


Valuing Your Investment We value your accounts as follows:


FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;


o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge; and

o minus any prorated portion of the MAV Death Benefit Rider fee (if applicable).



SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

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20 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  any purchase payment credits allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial surrenders;


o  surrender charges;

o  a prorated portion of the contract administrative charge, and/or

o  a prorated portion of the MAV Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;

o  dividends distributed to the subaccounts;

o  capital gains or losses of funds;

o  fund operating expenses; and/or

o  mortality and expense risk fees.

Purchase payment credits

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

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21 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


How dollar-cost averaging works

                                                                       Number
                        Amount               Accumulation             of units
  Month                invested               unit value              purchased
  Jan                    $100                    $20                       5.00

  Feb                     100                     18                       5.56

  Mar                     100                     17                       5.88

  Apr                     100                     15                       6.67

  May                     100                     16                       6.25

  Jun                     100                     18                       5.56

  Jul                     100                     17                       5.88

  Aug                     100                     19                       5.26

  Sept                    100                     21                       4.76

  Oct                     100                     20                       5.00


By investing an  equal number of dollars each month...

you automatically buy more units when the per unit market price is low...

and fewer units when the per unit market price is high.


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


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22 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.


Transfer policies


o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.


o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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23 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount

Transfers or surrenders:   $250 or entire account balance

Maximum amount

Transfers or surrenders:   Contract value or entire account balance


2 By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

o If we must suspend your automatic transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)


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24 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value
(MAV) Death Benefit Rider Fee") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").



SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.


RECEIVING PAYMENT

1 By regular or express mail

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


2 By wire

o  request that payment be wired to your bank;

o  bank account must be in the same ownership as your contract; and

o  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.


TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The  Code  imposes   certain   restrictions  on  your  right  to  receive  early
distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you separated from the service of the employer who purchased the contract;
      or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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25 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS



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Changing Ownership


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")


If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.



Benefits in Case of Death -- Standard Death Benefit


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;

o  purchase payments minus adjusted partial surrenders; or

o  the  contract  value  as of  the  most  recent  sixth  contract  anniversary,
   preceding  the  date  of  death,   plus  any  purchase  payments  since  that
   anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o  contract value; or

o  purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:

                                     PS x DB
                                     -------
                                       CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

Example of death benefit calculation when you and annuitant are age 80 or younger


o  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.
   We calculate the death benefit on March 1, 2009 as follows:


   The contract value on the most recent sixth contract anniversary: $30,000.00

   plus purchase payments made since that anniversary:                    +0.00

   minus adjusted partial surrenders taken since that anniversary calculated as:

         $1,500 x $30,000
         ----------------
             $28,000                                                  -1,607.14
                                                                      ---------

   for a death benefit of:                                           $28,392.86

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IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.



Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary after the rider effective date we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


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27 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS


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Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

      Greatest of your contract anniversary contract values:      $24,000

      plus purchase payments made since that anniversary:              +0

      minus adjusted partial surrenders, calculated as:


         $1,500 x $24,000  =                                       -1,636
          ---------------                                          ------
              $22,000

      for a death benefit of:                                     $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.



The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;

o  the annuitant's age and, in most cases, sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."


ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

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Annuity payout plan  requirements  for qualified  annuities:  If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan
options  will  meet  certain  IRS   regulations   governing   required   minimum
distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes
Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase  payment  credits:   These  are  considered   earnings  and  are  taxed
accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

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Death benefits to  beneficiaries  under  qualified  annuities:  The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special considerations if you select the MAV death benefit rider: As of the date of this prospectus, we believe that charges related to this rider are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for this rider as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o  instead  of  receiving  the  distribution   check,  you  elect  to  have  the
   distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o  the payout is a minimum distribution required under the Code; or

o  the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

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31 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life of New York's tax status: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


Substitution of Investments
We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  make additional subaccounts investing in additional funds;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

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32 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center,
Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than _____ supervisory offices, more than ______ branch offices and more than ______ financial advisors.



ISSUER
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, NY 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.


LEGAL PROCEEDINGS


[to be filed by Amendment]


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33 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Table of Contents of the Statement of Additional Information
Performance Information..................................p.
Calculating Annuity Payouts..............................p.
Rating Agencies..........................................p.
Principal Underwriter....................................p.
Independent Auditors.....................................p.
Financial Statements.....................................p.


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34 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251


                                                            S-6471 E (5/03)

American Express
Retirement Advisor Advantage(R) Variable Annuity



American Express
Retirement Advisor Select(R) Variable Annuity


Issued by:

IDS Life Insurance Company of New York

Prospectus


May 1, 2003


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

IDS Life of New York Variable Annuity Account

Issued by: IDS Life Insurance Company of New York (IDS Life of New York)
           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251

This prospectus contains information that you should know before investing in the Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

o   American Express(R) Variable Portfolio Funds                 o   INVESCO Variable Investment Funds, Inc.

o   AIM Variable Insurance Funds                                 o   Janus Aspen Series: Service Shares

o   Alliance Variable Products Series Fund                       o   Lazard Retirement Series, Inc.

o   American Century(R) Variable Portfolios, Inc.                o   MFS(R) Variable Insurance Trust(SM)

o   Calvert Variable Series, Inc.                                o   Pioneer Variable Contracts Trust (VCT), Class II Shares

o   Evergreen Variable Annuity Trust                             o   Putnam Variable Trust - Class IB Shares

o   Fidelity(R) Variable Insurance Products - Service Class 2    o   Strong Opportunity Fund II, Inc.

o   Franklin(R) Templeton(R) Variable Insurance                  o   Wanger Advisors Trust

    Products Trust (FTVIPT) - Class 2                            o   Wells Fargo Variable Trust Funds

o   Goldman Sachs Variable Insurance Trust (VIT)


Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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


Table of Contents


Key Terms
The Contract in Brief
Expense Summary
Condensed Financial Information (Unaudited)
Financial Statements
Performance Information
The Variable Account and the Funds
The Fixed Account
Buying Your Contract
Charges
Valuing Your Investment
Making the Most of Your Contract
Surrenders
TSA -- Special Surrender Provisions
Changing Ownership
Benefits in Case of Death -- Standard Death Benefit
Optional Benefits
The Annuity Payout Period
Taxes
Voting Rights
Substitution of Investments
About the Service Providers
Table of Contents of the Statement of Additional Information


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


Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o   Roth IRAs under Section 408A of the Code

o   SIMPLE IRAs under Section 408(p) of the Code

o   Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o   Plans under Section 401(k) of the Code

o   Custodial and trusteed plans under Section 401(a) of the Code

o   Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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


The Contract in Brief

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses.

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the purchase payment, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)


Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. __)

Minimum allowable purchase payments

    If paying by installments under a scheduled payment plan:
       $23.08 biweekly, or
       $50 per month

                                            RAVA Advantage     RAVA Select

    If paying by any other method:
       initial payment for qualified annuities      $1,000         $ 2,000
       initial payment for nonqualified annuities    2,000          10,000
       for any additional payments                      50              50

Maximum allowable purchase payments based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                            RAVA Advantage     RAVA Select

    For the first year:
       up to age 85                             $2,000,000        $999,999
       for ages 86 to 90                           100,000         100,000

    For each subsequent year:
       up to age 85                                100,000         100,000
       for ages 86 to 90                            50,000          50,000


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59-1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)


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



Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Optional benefit: This contract offers an optional feature that is available for an additional charge if you meet certain criteria. (p. __)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)


Charges: We assess certain charges in connection with your contract:

o   $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you make allocations to one or more subaccounts);

o   surrender charge;

o   the operating expenses of the funds in which the subaccounts invest;


o if you select the Maximum Anniversary Value Death Benefit (MAV), an annual fee of 0.25%** of the variable account contract value.

** For contracts purchased before May 1, 2003, the MAV fee for RAVA Advantage and RAVA Select is 0.15%.

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA Advantage: Contingent deferred sales load as a percentage of purchase payment surrendered.

                                Seven-year schedule
     Years from purchase payment receipt         Surrender charge percentage

                     1                                       7%
                     2                                       7
                     3                                       7
                     4                                       6
                     5                                       5
                     6                                       4
                     7                                       2
                     Thereafter                              0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p.___ and "The Annuity Payout Period -- Annuity Payout Plans" p. ___).

Surrender charge for RAVA Select: Contingent deferred sales load as a percentage of purchase payment surrendered.

                             Surrender charge schedule
          Years from contract date               Surrender charge percentage

                     1                                       7%
                     2                                       7
                     3                                       7
                     Thereafter                              0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. ___ and "The Annuity Payout Period -- Annuity Payout Plans" p. ___).


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



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

                                            RAVA Advantage     RAVA Select

Annual contract administrative charge:               $30*            $30*

Maximum Anniversary Value Death Benefit
Rider (MAV) fee:                                   0.25%**         0.25%**
(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.
This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:               RAVA Advantage      RAVA Select
    for nonqualified annuities                       0.95%           1.20%
    for qualified annuities                          0.75%           1.00%

 * We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

** For contracts purchased before May 1, 2003, the MAV fee for RAVA Advantage and RAVA Select is 0.15%.

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. The second table shows the actual fees and expenses charged by each fund for the end of the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Annual fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses)

                                              Minimum                  Maximum

Total expenses before contractual fee waivers and/or expense reimbursements

Net expenses after contractual fee waivers and/or expense reimbursements


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6 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/
     RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK-- PROSPECTUS




Annual operating expenses of the funds (as a percentage of average daily net assets)


                                                                                        Gross total
                                          Management        12b-1          Other          annual
                                             fees           fees         expenses        expenses

AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund
    Bond Fund
    Capital Resource Fund
    Cash Management Fund
    Diversified Equity Income Fund
    Emerging Markets Fund
    Equity Select Fund
    Extra Income Fund
    Federal Income Fund
    Global Bond Fund
    Growth Fund
    International Fund
    Managed Fund
    New Dimensions Fund(R)
    Partners Small Cap Value Fund
    S&P 500 Index Fund
    Small Cap Advantage Fund
    Stock Fund
    Strategy Aggressive Fund
AIM V.I.
    Capital Appreciation Fund, Series II Shares
    Capital Development Fund, Series II Shares
Alliance VP
    AllianceBernstein International Value Portfolio (Class B)
    Growth and Income Portfolio (Class B)
American Century(R) Variable Portfolios, Inc.
    VP International, Class II
    VP Value Class II
Calvert Variable Series, Inc.
    Social Balanced Portfolio
Evergreen VA
    Capital Growth Fund - Class 2
Fidelity(R) VIP
    Growth & Income Portfolio Service Class 2
    Mid Cap Portfolio Service Class 2
    Overseas Portfolio Service Class 2
FTVIPT
    Franklin Real Estate Fund - Class 2
    Franklin Small Cap Value Securities Fund - Class 2
    Mutual Shares Securities Fund - Class 2



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7 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/
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



Annual operating expenses of the funds (as a percentage of average daily net assets) (continued)


                                                                                        Gross total
                                          Management        12b-1          Other          annual
                                             fees           fees         expenses        expenses

Goldman Sachs VIT
    CORE(SM) U.S. Equity Fund
    Mid Cap Value Fund
INVESCO VIF
    Dynamics Fund
    Financial Service Fund
    Technology Fund
    Telecommunications Fund
Janus Aspen Series
    Global Technology Portfolio: Institutional Shares
    International Growth Portfolio: Service Shares
Lazard Retirement Series
    International Equity Portfolio
MFS(R)
    Investors Growth Stock Series - Service Class
    New Discovery Series - Service Class
    Utilities Series - Service Class
Pioneer VCT
    Pioneer Equity Income VCT Portfolio - Class II Shares
    Pioneer Europe VCT Portfolio - Class II Shares
Putnam Variable Trust
    Putnam VT Health Sciences Fund - Class IB Shares
    Putnam VT International Growth Fund - Class IB Shares
    Putnam VT Vista Fund - Class IB Shares
Strong Funds
    Strong Opportunity Fund II - Advisor Class
Wanger
    International Small Cap
    U.S. Smaller Companies
Wells Fargo VT
    Asset Allocation Fund
    International Equity Fund
    Small Cap Growth Fund


IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.


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     RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK-- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                     If you do not surrender your contract or if
                                 If you surrender your contract at the end            you select an annuity payout plan at the
                                      of the applicable time period:                     end of the applicable time period:
Nonqualified Annuity                1 year   3 years 5 years 10 years                     1 year  3 years  5 years 10 years

RAVA Advantage
RAVA Select

Qualified Annuity                   1 year   3 years 5 years 10 years                     1 year  3 years  5 years 10 years
RAVA Advantage
RAVA Select

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                     If you do not surrender your contract or if
                                 If you surrender your contract at the end            you select an annuity payout plan at the
                                      of the applicable time period:                     end of the applicable time period:
Nonqualified Annuity                1 year   3 years 5 years 10 years                     1 year  3 years  5 years 10 years

RAVA Advantage
RAVA Select

Qualified Annuity                   1 year   3 years 5 years 10 years                     1 year  3 years  5 years 10 years

RAVA Advantage
RAVA Select


* In these examples, the $30 contract administrative charge is approximated as a ____% charge for RAVA Advantage and a ____% charge for RAVA Select. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


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


Condensed Financial Information

(Unaudited)


To be filed by Amendment.


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


Financial Statements


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of all applicable charges, including:

o   contract administrative charge,

o   mortality and expense risk fee,

o   MAV fee, and

o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for an optional feature.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

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11 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/
      RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK-- PROSPECTUS



The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
BC7                 BC6              AXP(R) Variable         Objective: long-term total return      American Express
BC8                 BC9              Portfolio - Blue Chip   exceeding that of the U.S. stock       Financial Corporation
                                     Advantage Fund          market. Invests primarily in blue      (AEFC), investment
                                                             chip stocks. Blue chip stocks are      adviser.
                                                             issued by companies with a market
                                                             capitalization of at least $1
                                                             billion, an established management,
                                                             a history of consistent earnings and
                                                             a leading position within their
                                                             respective industries.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
BD7                 BD6              AXP(R) Variable         Objective: high level of current       AEFC, investment adviser.
BD8                 BD9              Portfolio - Bond Fund   income while conserving the value of
                                                             the investment for the longest time
                                                             period. Invests primarily in bonds
                                                             and other debt obligations.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
CR7                 CR6              AXP(R) Variable         Objective: capital appreciation.       AEFC, investment adviser.
CR8                 CR9              Portfolio - Capital     Invests primarily in U.S. common
                                     Resource Fund           stocks and other securities
                                                             convertible into common stocks.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
CM7                 CM6              AXP(R) Variable         Objective: maximum current income      AEFC, investment adviser.
CM8                 CM9              Portfolio - Cash        consistent with liquidity and
                                     Management Fund         stability of principal. Invests
                                                             primarily in money market securities.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
DE7                 DE6              AXP(R) Variable         Objective: high level of current       AEFC, investment adviser.
DE8                 DE9              Portfolio -             income and, as a secondary goal,
                                     Diversified Equity      steady growth of capital. Invests
                                     Income Fund             primarily in dividend-paying common
                                                             and preferred stocks.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
EM7                 EM6              AXP(R) Variable         Objective: long-term capital growth.   AEFC, investment
EM8                 EM9              Portfolio - Emerging    Invests primarily in equity            adviser; American
                                     Markets Fund            securities of companies in emerging    Express Asset Management
                                                             market countries.                      International, Inc., a
                                                                                                    wholly-owned subsidiary
                                                                                                    of AEFC, is the
                                                                                                    sub-adviser.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
ES7                 ES6              AXP(R) Variable         Objective: growth of capital.          AEFC, investment adviser.
ES8                 ES9              Portfolio - Equity      Invests primarily in equity
                                     Select Fund             securities of medium-sized companies.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
EI7                 EI6              AXP(R) Variable         Objective: high current income, with   AEFC, investment adviser.
EI8                 EI9              Portfolio - Extra       capital growth as a secondary
                                     Income Fund             objective. Invests primarily in
                                                             high-yielding, high-risk corporate
                                                             bonds (junk bonds) issued by U.S.
                                                             and foreign companies and
                                                             governments.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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12 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/
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




------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
FI7                 FI6              AXP(R) Variable         Objective: high level of current       AEFC, investment adviser.
FI8                 FI9              Portfolio - Federal     income and safety of principal
                                     Income Fund             consistent with an investment in
                                                             U.S. government and government
                                                             agency securities. Invests primarily
                                                             in debt obligations issued or
                                                             guaranteed as to principal and
                                                             interest by the U.S. government, its
                                                             agencies or instrumentalities.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
GB7                 GB6              AXP(R) Variable         Objective: high total return through   AEFC, investment adviser.
GB8                 GB9              Portfolio - Global      income and growth of capital.
                                     Bond Fund               Non-diversified mutual fund that
                                                             invests primarily in debt
                                                             obligations of U.S. and foreign
                                                             issuers.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
GR7                 GR6              AXP(R) Variable         Objective: long-term capital growth.   AEFC, investment adviser.
GR8                 GR9              Portfolio - Growth      Invests primarily in common stocks
                                     Fund                    and securities convertible into
                                                             common stocks that appear to offer
                                                             growth opportunities.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
IE7                 IE6              AXP(R) Variable         Objective: capital appreciation.       AEFC, investment
IE8                 IE9              Portfolio -             Invests primarily in common stock or   adviser. American
                                     International Fund      convertible securities of foreign      Express Asset Management
                                                             issuers that offer strong growth       International, Inc., a
                                                             potential.                             wholly-owned subsidiary
                                                                                                    of AEFC, is the
                                                                                                    sub-adviser.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
MF7                 MF6              AXP(R) Variable         Objective: maximum total investment    AEFC, investment adviser.
MF8                 MF9              Portfolio - Managed     return through a combination of
                                     Fund                    capital growth and current income.
                                                             Invests primarily in stocks,
                                                             convertible securities, bonds
                                                             and other debt securities.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
ND7                 ND6              AXP(R) Variable         Objective: long-term growth of         AEFC, investment adviser.
ND8                 ND9              Portfolio - New         capital. Invests primarily in common
                                     Dimensions Fund(R)      stocks showing potential for
                                                             significant growth.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
SV7                 SV6              AXP(R) Variable         Objective: long-term capital           AEFC, investment
SV8                 SV9              Portfolio - Partners    appreciation. Non-diversified fund     adviser; Royce &
                                     Small Cap Value Fund    that invests primarily in equity       Associates, LLC, Third
                                                             securities.                            Avenue Management LLC
                                                                                                    and National City
                                                                                                    Management Company,
                                                                                                    sub-advisers.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
IV7                 IV6              AXP(R) Variable         Objective: long-term capital           AEFC, investment adviser.
IV8                 IV9              Portfolio - S&P 500     appreciation. Non-diversified fund
                                     Index Fund              that invests primarily in securities
                                                             that are expected to provide
                                                             investment results that correspond to
                                                             the performance of the S&P 500 Index.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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




------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
SC7                 SC6              AXP(R) Variable         Objective: long-term capital growth.   AEFC, investment
SC8                 SC9              Portfolio - Small Cap   Invests primarily in equity stocks     adviser; Kenwood Capital
                                     Advantage Fund          of small companies that are often      Management LLC,
                                                             included in the Russell 2000 Index     sub-adviser.
                                                             and/or have market capitalization
                                                             under $2 billion.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
ST7                 ST6              AXP(R) Variable         Objective: current income and growth   AEFC, investment adviser.
ST8                 ST9              Portfolio - Stock Fund  of capital. Invests primarily in
                                                             common stocks and securities
                                                             convertible into common stock.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
SA7                 SA6              AXP(R) Variable         Objective: capital appreciation.       AEFC, investment adviser.
SA8                 SA9              Portfolio - Strategy    Invests primarily in equity
                                     Aggressive Fund         securities of growth companies.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7AC                 6AC              AIM V.I. Capital        Objective: growth of capital.          A I M Advisors, Inc.
8AC                 9AC              Appreciation Fund,      Invests principally in common stocks
                                     Series II Shares        of companies likely to benefit from
                                                             new or innovative products, services
                                                             or processes as well as those with
                                                             above-average growth and excellent
                                                             prospects for future growth.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7AD                 6AD              AIM V.I. Capital        Objective: long term growth of         A I M Advisors, Inc.
8AD                 9AD              Development Fund,       capital. Invests primarily in
                                     Series II Shares        securities (including common stocks,
                                                             convertible securities and bonds) of
                                                             small- and medium-sized companies.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7AB                 6AB              Alliance VP             Objective: long-term growth of         Alliance Capital
8AB                 9AB              AllianceBernstein       capital. Invests primarily in a        Management, L.P.
                                     International Value     diversified portfolio of foreign
                                     Portfolio (Class B)     equity securities.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7AL                 6AL              Alliance VP Growth      Objective: reasonable current income    Alliance Capital
8AL                 9AL              and Income Portfolio    and reasonable appreciation. Invests    Management, L.P.
                                     (Class B)               primarily in dividend-paying common
                                                             stocks of good quality.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7AI                 6AI              American Century(R)     Objective: long term capital growth.   American Century
8AI                 9AI              VP International,       Invests primarily in stocks of         Investment Management,
                                     Class II                growing foreign companies in           Inc.
                                                             developed countries.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7AV                 6AV              American Century(R)     Objective: long-term capital growth,    American Century
8AV                 9AV              VP Value, Class II      with income as a secondary             Investment Management,
                                                             objective. Invests primarily in Inc.
                                                             stocks of companies that management
                                                             believes to be undervalued at the
                                                             time of purchase.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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      RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK-- PROSPECTUS





------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------


7SR                 6SR              Calvert Variable        Objective: income and capital          Calvert Asset Management
8SR                 9SR              Series, Inc. Social     growth. Invests primarily in stocks,   Company, Inc. (CAMCO),
                                     Balanced Portfolio      bonds and money market instruments     investment adviser. SSgA
                                                             which offer income and capital         Funds Management, Inc.
                                                             growth opportunity and which satisfy   and Brown Capital
                                                             the investment and social criteria.    Management are the
                                                                                                    investment subadvisers.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7CG                 6CG              Evergreen VA Capital    Objective: long-term capital growth.   Evergreen Investment
8CG                 9CG              Growth Fund - Class 2   The fund seeks to achieve its goal     Management Company, LLC.
                                                             by investing primarily in common       Pilgrim Baxter Value
                                                             stocks of large U.S. companies,        Investors, Inc. is the
                                                             which the portfolio managers believe   sub-investment adviser.
                                                             have the potential for capital
                                                             growth over the intermediate- and
                                                             long-term.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7FG                 6FG              Fidelity(R) VIP         Strategy: high total return through    Fidelity Management &
8FG                 9FG              Growth & Income         a combination of current income and    Research Company (FMR),
                                     Portfolio Service       capital appreciation. Normally         investment manager; FMR
                                     Class 2                 invests a majority of assets in        U.K. and FMR Far East,
                                                             common stocks with a focus on those    sub-investment advisers.
                                                             that pay current dividends and show
                                                             potential for capital appreciation.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7FM                 6FM              Fidelity(R) VIP Mid     Strategy: long-term growth of          FMR, investment manager;
8FM                 9FM              Cap Portfolio Service   capital. Normally invests at least     FMR U.K. and FMR Far
                                     Class 2                 80% of assets in securities of         East, sub-investment
                                                             companies with medium market           advisers.
                                                             capitalization common stocks.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7FO                 6FO              Fidelity(R) VIP         Strategy: long-term growth of          FMR, investment manager;
8FO                 9FO              Overseas Portfolio      capital. Invests primarily in common   FMR U.K., FMR Far East,
                                     Service Class 2         stocks of foreign securities.          Fidelity International
                                                                                                    Investment Advisers
                                                                                                    (FIIA) and FIIA U.K.,
                                                                                                    sub-investment advisers.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7RE                 6RE              FTVIPT Franklin Real    Objective: capital appreciation with   Franklin Advisers, Inc.
8RE                 9RE              Estate Fund - Class 2   a secondary goal to earn current
                                                             income. Invests at least 80% of its
                                                             net assets in investments of companies
                                                             operating in the real estate sector
                                                             industry. The Fund invests primarily
                                                             in equity real estate investment
                                                             trusts (REITs).
------------------- ---------------- ----------------------- -------------------------------------- --------------------------


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     RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK-- PROSPECTUS





------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7SI                 6SI              FTVIPT Franklin Small   Objective: long-term total return.     Franklin Advisory
8SI                 9SI              Cap Value Securities    Invests at least 80% of its net        Services, LLC
                                     Fund - Class 2          assets in investments of small
                                                             capitalization companies. For this
                                                             Fund, small capitalization companies
                                                             are those that have a market cap not
                                                             exceeding $2.5 billion, at the time
                                                             of purchase. Invests primarily in
                                                             equity securities of companies that
                                                             manager believes are selling
                                                             substantially below the underlying
                                                             value of their assets or their
                                                             private market value.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7MS                 6MS              FTVIPT Mutual Shares    Objective: capital appreciation with   Franklin Mutual
8MS                 9MS              Securities Fund -       income as a secondary goal. Invests    Advisers, LLC
                                     Class 2                 primarily in equity securities of
                                                             companies that the manager believes
                                                             are available at market prices less
                                                             than their value based on certain
                                                             recognized or objective criteria
                                                             (intrinsic value).
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7UE                 6UE              Goldman Sachs VIT       Objective: seeks long-term growth of   Goldman Sachs Asset
8UE                 9UE              CORE(SM) U.S. Equity    capital and dividend income.           Management
                                     Fund                    Invests, under normal circumstances,
                                                             at least 90% of its total assets
                                                             (not including securities lending
                                                             collateral and any investment of
                                                             that collateral) measured at time of
                                                             purchase in a broadly diversified
                                                             portfolio of large-cap and blue chip
                                                             equity investments representing all
                                                             major sectors of the U.S. economy.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7MC                 6MC              Goldman Sachs VIT Mid   Objective: seeks long-term capital     Goldman Sachs Asset
8MC                 9MC              Cap Value Fund          appreciation. Invests, under normal    Management
                                                             circumstances, at least 80% of its
                                                             net assets plus any borrowing for
                                                             investment purposes (measured at time
                                                             of purchase) in a diversified
                                                             portfolio of equity investments in
                                                             mid-capitalization issuers within the
                                                             range of the market capitalization of
                                                             companies constituting the Russell
                                                             Midcap Value Index at the time of
                                                             investment.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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




------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7ID                 6ID              INVESCO VIF -           Objective: long-term growth of         INVESCO Funds Group, Inc.
8ID                 9ID              Dynamics Fund           capital. Invests primarily in common
                                                             stocks of mid-sized companies --
                                                             companies included in the Russell
                                                             Mid-Cap Growth Index at the time
                                                             of purchase, or if not included in
                                                             that Index, those with market
                                                             capitalizations between $2.5 billion
                                                             and $15 billion, at the time of
                                                             purchase. The Fund also has the
                                                             flexibility to invest in other types
                                                             of securities, including preferred
                                                             stocks, convertible securities and
                                                             bonds.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7FS                 6FS              INVESCO VIF -           Objective: long-term growth of         INVESCO Funds Group, Inc.
8FS                 9FS              Financial Services      capital. Aggressively managed.
                                     Fund                    Invests at least 80% of its assets
                                                             in the equity securities and equity
                                                             related instruments of companies
                                                             involved in the financial services
                                                             sector. These companies include, but
                                                             are not limited to, banks, insurance
                                                             companies, and investment and
                                                             miscellaneous industries (asset
                                                             managers, brokerage firms, and
                                                             government-sponsored agencies and
                                                             suppliers to financial services
                                                             companies).
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7TC                 6TC              INVESCO VIF -           Objective: long-term growth of         INVESCO Funds Group, Inc.
8TC                 9TC              Technology Fund         capital. The Fund is aggressively
                                                             managed. Invests at least 80% of its
                                                             assets in equity securities and
                                                             equity related instruments of
                                                             companies engaged in
                                                             technology-related industries. These
                                                             include, but are not limited to,
                                                             applied technology, biotechnology,
                                                             communications, computers,
                                                             electronics, Internet, IT services
                                                             and consulting, software,
                                                             telecommunications equipment and
                                                             services, IT infrastructure, and
                                                             networking companies. Many of these
                                                             products and services are subject to
                                                             rapid obsolescence, which may lower
                                                             the market value of securities of the
                                                             companies in this sector.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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




------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7TL                 6TL              INVESCO VIF -           Objective: long-term growth of         INVESCO Funds Group, Inc.
8TL                 9TL              Telecommunications      capital. Current income is a
                                     Fund                    secondary objective. The Fund is
                                                             aggressively managed. Invests at
                                                             least 80% of its assets in equity
                                                             securities and equity-related
                                                             instruments of companies involved in
                                                             the design, development,
                                                             manufacture, distribution or sale of
                                                             communications services and
                                                             equipment, and companies that are
                                                             involved in supplying equipment or
                                                             services to such companies. The
                                                             telecommunications sector includes
                                                             companies that offer telephone
                                                             services, wireless communications,
                                                             satellite communications, television
                                                             and movie programming, broadcasting
                                                             and Internet access.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7GT                 6GT              Janus Aspen Series      Objective: long-term growth of         Janus Capital
8GT                 9GT              Global Technology       capital. Non-diversified mutual fund
                                     Portfolio: Service      that invests, under normal
                                     Shares                  circumstances, at least 80% of its
                                                             net assets in securities of companies
                                                             that the portfolio manager believes
                                                             will benefit significantly from
                                                             advances or improvements in technology.
                                                             It implements this policy by investing
                                                             primarily in equity securities of U.S.
                                                             and foreign companies selected for
                                                             their growth potential.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7IG                 6IG              Janus Aspen Series      Objective: long-term growth of         Janus Capital
8IG                 9IG              International Growth    capital. Invests, under normal
                                     Portfolio: Service      circumstances, at least 80% of its
                                     Shares                  net assets in securities of issuers
                                                             from at least five different
                                                             countries, excluding the United
                                                             States. Although the Portfolio intends
                                                             to invest substantially all of its
                                                             assets in issuers located outside the
                                                             United States, it may at times invest
                                                             in U.S. issuers and it may at times
                                                             invest all of its assets in fewer than
                                                             five countries or even a single
                                                             country.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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18 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/
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




------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7IP                 6IP              Lazard Retirement       Objective: long-term capital           Lazard Asset Management
8IP                 9IP              International Equity    appreciation. Invests primarily in
                                     Portfolio               equity securities, principally
                                                             common stocks of relatively large
                                                             non-U.S. companies with market
                                                             capitalizations in the range of the
                                                             Morgan Stanley Capital International
                                                             (MSCI) Europe, Australia and Far
                                                             East (EAFE(R)) Index that the
                                                             Investment Manager believes are
                                                             undervalued based on their earnings,
                                                             cash flow or asset values.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7MG                 6MG              MFS(R) Investors        Objective: long-term growth of         MFS Investment
8MG                 9MG              Growth Stock Series -   capital and future income. Invests     Management(R)
                                     Service                 Class at least 80%
                                                             of its total assets
                                                             in common stocks
                                                             and related
                                                             securities of
                                                             companies which MFS
                                                             believes offer
                                                             better than average
                                                             prospects for
                                                             long-term growth.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7MD                 6MD              MFS(R) New Discovery    Objective: capital appreciation.       MFS Investment
8MD                 9MD              Series - Service Class  Invests primarily in equity            Management(R)
                                                             securities of emerging growth
                                                             companies.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7UT                 6UT              MFS(R) Utilities        Objective: capital growth and          MFS Investment
8UT                 9UT              Series - Service Class  current income. Invests primarily in   Management(R)
                                                             equity and debt securities of
                                                             domestic and foreign companies in
                                                             the utilities industry.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7PE                 6PE              Pioneer Equity Income   Objective: current income and          Pioneer Investment
8PE                 9PE              VCT Portfolio - Class   long-term growth of capital from a     Management, Inc.
                                     II Shares               portfolio consisting primarily of
                                                             income producing equity securities
                                                             of U.S. corporations. Invests
                                                             primarily in common stocks,
                                                             preferred stocks and interests in
                                                             real estate investment trusts
                                                             (REITs). Normally, the portfolio
                                                             invests at least 80% of its total
                                                             assets in income producing equity
                                                             securities. The remainder of the
                                                             portfolio may be invested in debt
                                                             securities, most of which are
                                                             expected to be convertible into
                                                             common stocks.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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19 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/
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




------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7EU                 6EU              Pioneer Europe VCT      Objective: long-term growth of         Pioneer Investment
8EU                 9EU              Portfolio - Class II    capital. Invests primarily in equity   Management, Inc.
                                     Shares                  securities of European issuers
                                                             including common stocks, preferred
                                                             stocks, rights, depositary receipts,
                                                             warrants and debt securities
                                                             convertible into common stock.
                                                             Normally, the portfolio invests 80%
                                                             of its total assets in equity
                                                             securities of European issuers. The
                                                             portfolio may also purchase forward
                                                             foreign currency contracts in
                                                             connection with its investments.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7HS                 6HS              Putnam VT Health        Objective: capital appreciation. The   Putnam Investment
8HS                 9HS              Sciences Fund - Class   fund seeks its goal by investing at    Management, LLC
                                     IB Shares               least 80%of its net assets in common
                                                             stocks of U.S. companies in the
                                                             health sciences industries, with a
                                                             focus on growth stocks.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7PI                 6PI              Putnam VT               Objective: capital appreciation. The   Putnam Investment
8PI                 9PI              International Growth    fund seeks its goal by investing       Management, LLC
                                     Fund - Class IB Shares  mainly in stocks outside the United
                                                             States.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7VS                 6VS              Putnam VT Vista Fund    Objective: capital appreciation. The   Putnam Investment
8VS                 9VS              - Class IB Shares       fund seeks its goal by investing       Management, LLC
                                                             mainly in common stocks of U.S.
                                                             companies with a focus on growth
                                                             stocks.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7SO                 6SO              Strong Opportunity      Objective: seeks capital growth.       Strong Capital
8SO                 9SO              Fund II - Advisor       Invests primarily in common stocks     Management, Inc.
                                     Class                   of medium capitalization companies
                                                             that the Fund's managers believe are
                                                             underpriced, yet have attractive
                                                             growth prospects.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7IT                 6IT              Wanger International    Objective: long-term growth of         Liberty Wanger Asset
8IT                 9IT              Small Cap               capital. Invests primarily in stocks   Management, L.P.
                                                             of small- and medium-size non-U.S.
                                                             companies with capitalizations of
                                                             less than $2 billion.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7SP                 6SP              Wanger U.S. Smaller     Objective: long-term growth of         Liberty Wanger Asset
8SP                 9SP              Companies               capital. Invests primarily in stocks   Management, L.P.
                                                             of small- and medium-size U.S.
                                                             companies with capitalizations of
                                                             less than $2 billion.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



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20 -- AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE/
      RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK-- PROSPECTUS





------------------- ---------------- ----------------------- -------------------------------------- --------------------------
Subaccount for      Subaccount for   Investing In            Investment Objectives and Policies     Investment Adviser
RAVA Advantage      RAVA Select
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7AA                 6AA              Wells Fargo VT Asset    Objective: long-term total return      Wells Fargo Funds
8AA                 9AA              Allocation Fund         consistent with reasonable risk.       Management, LLC,
                                                             Invests in equity and fixed-income     adviser; Wells Capital
                                                             securities in varying proportions,     Management Incorporated,
                                                             with "neutral" target allocation of    sub-adviser.
                                                             60% equity securities and 40%
                                                             fixed-income securities. The Fund
                                                             invests its equity portion of assets
                                                             in common stocks to replicate the
                                                             S&P 500 Index and its fixed-income
                                                             portion of assets in U.S. Treasury
                                                             Bonds to replicate the Lehman
                                                             Brothers 20+ Treasury Index. The
                                                             Fund seeks to maintain a 95% or
                                                             better performance correlation with
                                                             the respective indexes.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7WI                 6WI              Wells Fargo VT          Objective: total return with an        Wells Fargo Funds
8WI                 9WI              International Equity    emphasis on long-term capital          Management, LLC,
                                     Fund                    appreciation. Invests primarily in     adviser; Wells Capital
                                                             equity securities of non-U.S.          Management Incorporated,
                                                             companies based in developed foreign   sub-adviser.
                                                             countries or emerging markets.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
------------------- ---------------- ----------------------- -------------------------------------- --------------------------
7SG                 6SG              Wells Fargo VT Small    Objective: long-term capital           Wells Fargo Funds
8SG                 9SG              Cap Growth Fund         appreciation. Invests primarily in     Management, LLC,
                                                             companies with above-average growth    adviser; Wells Capital
                                                             potential and whose market             Management Incorporated,
                                                             capitalization falls within the        sub-adviser.
                                                             range of the Russell 2000 Index,
                                                             which is considered a small
                                                             capitalization index.
------------------- ---------------- ----------------------- -------------------------------------- --------------------------



A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

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


The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 89 or younger.

When you apply, you may select:

o   the optional MAV Rider,(1)

o   the fixed account and/or subaccounts in which you want to invest;

o   how you want to make purchase payments; and

o   a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

(1) The MAV Death Benefit is only available if you and the annuitant are 75 or younger at contract issue.

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


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o   no earlier than the 60th day after the contract's effective date; and

o   no later than the annuitant's 90th birthday.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o   on or after the date the annuitant reaches age 59-1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70-1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70-1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Minimum allowable purchase payments(1)

    If paying by installments under a scheduled payment plan:

       $23.08 biweekly, or
       $50 per month

                                            RAVA Advantage     RAVA Select

    If paying by any other method:
       initial payment for qualified annuities      $1,000         $ 2,000
       initial payment for nonqualified annuities    2,000          10,000
       for any additional payments                      50              50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

Maximum allowable purchase payments(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                            RAVA Advantage     RAVA Select

    For the first year:
       up to age 85                             $2,000,000        $999,999
       for ages 86 to 89                           100,000         100,000

    For each subsequent year:
       up to age 85                                100,000         100,000
       for ages 86 to 89                            50,000          50,000

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

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


HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o   a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

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      RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK-- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25%* of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

Surrender charge under RAVA Advantage:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

Surrender charge schedule

    Years from purchase payment receipt         Withdrawal charge percentage

                     1                                       7%
                     2                                       7
                     3                                       7
                     4                                       6
                     5                                       5
                     6                                       4
                     7                                       2
                     Thereafter                              0

(1) The MAV Death Benefit is only available if you and the annuitant are 75 or younger at contract issue.


* For contracts purchased before May 1, 2003, the MAV fee for RAVA Advantage and RAVA Select is 0.15%.


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


Surrender charge under RAVA Select

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                Contract year                    Surrender charge percentage

                     1                                       7%
                     2                                       7
                     3                                       7
                     Thereafter                              0

Partial surrenders under RAVA Advantage and RAVA Select:

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

          Amount requested             $1,000
      -----------------------    or    ------  =  $1,075.27
      1.00 - surrender charge            .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit charge.

Surrender charge under Annuity Payout Plan E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

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Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o   We received these payments:

    --  $10,000 July 1, 2002;

    --  $8,000 Dec. 31, 2007

    --  $6,000 Feb. 20, 2010; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2011 and had not made any other surrenders during that contract year; and

o   The prior anniversary July 1, 2010 contract value was $28,000.

    Surrender
     charge     Explanation

     $  0       $2,500 is contract earnings surrendered without charge; and

        0 $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

                (10% x $28,000) = $2,800 - $2,500 = $300

        0 $10,000 July 1, 2002 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

      480 $8,000 Dec. 31, 2007 purchase payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and

      420 $6,000 Feb. 20, 2010 purchase payment is in its second year from receipt, surrendered with a 7% surrender charge.
     ----
     $900

Waiver of surrender charges

We do not assess surrender charges under RAVA Advantage or RAVA Select for:

o   surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o   amounts we refund to you during the free look period*; and

o   death benefits.*

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59-1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

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


Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o   plus any purchase payment credits allocated to the fixed account;

o   plus interest credited;


o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o   minus any prorated portion of the contract administrative charge; and

o minus any prorated portion of the MAV Death Benefit Rider fee (if applicable).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, or a surrender charge, or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o   additional purchase payments you allocate to the subaccounts;

o   any purchase payment credits allocated to the subaccounts;

o   transfers into or out of the subaccounts;

o   partial surrenders;

o   surrender charges;

o   a prorated portion of the contract administrative charge; and/or

o   a prorated portion of the MAV Death Benefit Rider fee (if selected).

Accumulation unit values will fluctuate due to:

o   changes in funds' net asset value;

o   dividends distributed to the subaccounts;

o   capital gains or losses of funds;

o   fund operating expenses; and/or

o   mortality and expense risk fees.

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


Purchase payment credits under RAVA Advantage

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").


To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

Purchase payment credits under RAVA Select

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.") We will not assess a charge equal to the amount of the unamortized portion of the purchase payment credits upon payment of a death benefit or surrender.


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


Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

                                                                        Number
By investing an equal number               Amount    Accumulation      of units
of dollars each month ...         Month   invested     unit value     purchased

                                   Jan      $100          $20            5.00
you automatically buy              Feb       100           18            5.56
more units when the                Mar       100           17            5.88
per unit market price is low ...   Apr       100           15            6.67
                                   May       100           16            6.25
                                   Jun       100           18            5.56
and fewer units                    Jul       100           17            5.88
when the per unit                  Aug       100           19            5.26
market price is high.              Sept      100           21            4.76
                                   Oct       100           20            5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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


TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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


HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

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


Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge"), MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value
(MAV) Death Benefit Rider Fee") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail:

o   payable to you;

o   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire:

o   request that payment be wired to your bank;

o   bank account must be in the same ownership as your contract; and

o   pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   --  the NYSE is closed, except for normal holiday and weekend closings;

   --  trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   --  you are at least age 59-1/2;

   --  you are disabled as defined in the Code;

   -- you separated from the service of the employer who purchased the contract; or

   --  the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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


Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o   contract value;

o   purchase payments minus adjusted partial surrenders; or

o the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o   contract value; or

o   purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders:

                                     PS x DB
                                     -------
                                       CV

          PS = the partial surrender including any applicable surrender charge.

          DB = is the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you and annuitant are age 80 or younger:


o   You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan 1, 2009 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2009 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

    We calculate the death benefit on March 1, 2009 as follows:


      The contract value on the most recent sixth
      contract anniversary:                                        $30,000.00

      plus purchase payments made since that anniversary:               +0.00

      minus adjusted partial surrenders taken since that anniversary calculated as:

      $1,500 x $30,000
      ----------------                                              -1,607.14
          $28,000                                                  ----------

    for a death benefit of:                                        $28,392.86

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


IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70-1/2. If the annuitant attained age 70-1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70-1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70-1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

    o the beneficiary asks us in writing within 60 days after we receive proof of death; and

    o  payouts begin no later than one year following the year of your death;
       and

    o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").


If both you and annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

On the first contract anniversary after the rider effective date we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

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Example


o   You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:




The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

      Greatest of your contract anniversary contract values:          $24,000

      plus purchase payments made since that anniversary:                  +0

      minus adjusted partial surrenders, calculated as:

      $1,500 x $24,000
      ---------------- =                                               -1,636
           $22,000                                                   --------

      for a death benefit of:                                         $22,364


Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70-1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV Death Benefit rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;

o   the annuitant's age and, in most cases, sex;

o   the annuity table in the contract; and

o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

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For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges-- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

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If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59-1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select the MAV death benefit rider: As of the date of this prospectus, we believe that charges related to this rider are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the IRS tax penalty for surrenders before the age of 59-1/2, if applicable.

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We reserve the right to report charges for this rider as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to this rider on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59-1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59-1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59-1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o   because of your death;

o   because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o   the payout is a minimum distribution required under the Code; or

o   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.

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Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life of New York's tax status: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each subaccount for your contract; divided by

o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;

o   the existing funds become unavailable; or

o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;

o   combine any two or more subaccounts;

o   make additional subaccounts investing in additional funds;

o   transfer assets to and from the subaccounts or the variable account; and

o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

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About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than ____ supervisory offices, more than _____ branch offices and more than _____ financial advisors.


ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trial commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS


To be filed by Amendment.


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Table of Contents of the Statement of Additional Information


Performance Information                              p.

Calculating Annuity Payouts                          p.

Rating Agencies                                      p.

Principal Underwriter                                p.

Independent Auditors                                 p.

Financial Statements                                 p.


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


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


                                                                 S-6410 C (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)
                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. IDS Life Insurance Company of New York 20 Madison Avenue Extension Albany, NY 12203
(800) 541-2251

Table of Contents
Performance Information..................................p.
Calculating Annuity Payouts..............................p.
Rating Agencies..........................................p.
Principal Underwriter....................................p.
Independent Auditors.....................................p.
Financial Statements.....................................P.

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:
                     P(1+T)(to the power of n) = ERV

where:        P =  a hypothetical initial payment of $1,000
              T =  average annual total return
              n =  number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER
AND SELECTION OF MAV DEATH BENEFIT RIDER FEE FOR PERIODS ENDING DEC. 31, 2002
                                                                PERFORMANCE                             PERFORMANCE
                                                             OF THE SUBACCOUNT                          OF THE FUND
                                                                          SINCE                                            SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC7           Blue Chip Advantage Fund (9/00; 9/99)(b)
BD7           Bond Fund (9/00; 10/81)
CR7           Capital Resource Fund (9/00; 10/81)
CM7           Cash Management Fund (9/00; 10/81)
DE7           Diversified Equity Income Fund (9/00; 9/99)
EM7           Emerging Markets Fund (9/00; 5/00)
ES7           Equity Select Fund (5/01; 5/01)
EI7           Extra Income Fund (9/00; 5/96)
FI7           Federal Income Fund (9/00; 9/99)
GB7           Global Bond Fund (9/00; 5/96)
GR7           Growth Fund (9/00; 9/99)
IE7           International Fund (9/00; 1/92)
MF7           Managed Fund (9/00; 4/86)
ND7           NEW DIMENSION FUND(R) (9/00; 5/96)
IV7           S&P 500 Index Fund (9/00; 5/00)
SC7           Small Cap Advantage Fund (9/00; 9/99)
SA7           Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
7CA           Capital Appreciation Fund,
              Series I (9/00; 5/93)
7CD           Capital Development Fund,
              Series I (9/00;  5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
7IF           VP International (9/00; 5/94)
7VA           VP Value (9/00; 5/96)

                                        3

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER
AND SELECTION OF MAV DEATH BENEFIT RIDER FEE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                  PERFORMANCE                             PERFORMANCE
                                                               OF THE SUBACCOUNT                          OF THE FUND
                                                                           SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR     COMMENCEMENT       1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            CALVERT VARIABLE SERIES, INC.
7SR           Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
7EG           Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
7GI           Growth & Income Portfolio
              (Service Class) (9/00; 12/96)(e)
7MP           Mid Cap Portfolio (Service Class)
               (9/00; 12/98)(e)
7OS           Overseas Portfolio (Service Class)
               (9/00; 1/87)(e)

            FTVIPT
7RE           Franklin Real Estate Fund - Class 2
              (9/00; 1/89(f)
7SI           Franklin Small Cap Value Securities Fund -
              Class 2 (9/00; 5/98)(f)
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
7TF           Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(g)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
7IS           Templeton International Smaller Companies
              Fund - Class 2 (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
7SE           CORE(SM) Small Cap Equity Fund
              (9/00; 2/98)(h)
7UE           CORE(SM) U.S. Equity Fund (9/00; 2/98)(h)
7MC           Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
7AG           Aggressive Growth Portfolio:
              Service Shares (9/00; 9/93)(i)
7GT           Global Technology Portfolio:
              Service Shares (9/00; 1/00)(j)
7IG           International Growth Portfolio:
              Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
7IP           International Equity Portfolio (9/00; 9/98)

            MFS(R)
7MG           Investors Growth Stock Series -
              Service Class (9/00; 5/99)(k)
7MD           New Discovery Series -
              Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
7IN           Putnam VT International New Opportunities
              Fund - Class IB Shares (9/00; 1/97)(l)
7VS           Putnam VT Vista Fund-
              Class IB Shares (9/00; 1/97)(l)

                                        4

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS) WITH SURRENDER
AND SELECTION OF MAV DEATH BENEFIT RIDER FEE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                 PERFORMANCE                            PERFORMANCE
                                                              OF THE SUBACCOUNT                         OF THE FUND
                                                                          SINCE                                            SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR     COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            ROYCE CAPITAL FUND
7MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
7SV          Value Portfolio (9/00; 9/99)

            WANGER
7IT          International Small Cap (9/00; 5/95)
7SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(m)
7WI          International Equity Fund (5/01; 7/00)
7SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS)
WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002
                                                                   PERFORMANCE                           PERFORMANCE
                                                                OF THE SUBACCOUNT                        OF THE FUND
                                                                           SINCE                                            SINCE
SUBACCOUNT  INVESTING IN:                                     1 YEAR    COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO-
BC7          Blue Chip Advantage Fund (9/00; 9/99)(b)
BD7          Bond Fund (9/00; 10/81)
CR7          Capital Resource Fund (9/00; 10/81)
CM7          Cash Management Fund (9/00; 10/81)
DE7          Diversified Equity Income Fund
               (9/00; 9/99)
EM7          Emerging Markets Fund (9/00; 5/00)
ES7          Equity Select Fund (5/01; 5/01)
EI7          Extra Income Fund (9/00; 5/96)
FI7          Federal Income Fund (9/00; 9/99)
GB7          Global Bond Fund (9/00; 5/96)
GR7          Growth Fund (9/00; 9/99)
IE7          International Fund (9/00; 1/92)
MF7          Managed Fund (9/00; 4/86)
ND7          NEW DIMENSIONS FUND(R) (9/00; 5/96)
IV7          S&P 500 Index Fund (9/00; 5/00)
SC7          Small Cap Advantage Fund (9/00; 9/99)
SA7          Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
7CA          Capital Appreciation Fund, Series I
               (9/00; 5/93)
7CD          Capital Development Fund, Series I
               (9/00; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC
7IF          VP International (9/00; 5/94)
7VA          VP Value (9/00; 5/96)

            CALVERT VARIABLE SERIES, INC.
7SR          Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
7EG          Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
7GI          Growth & Income Portfolio
             (Service Class) (9/00; 12/96)(e)
7MP          Mid Cap Portfolio (Service Class)
               (9/00; 12/98)(e)
7OS          Overseas Portfolio (Service Class)
               (9/00; 1/87)(e)

                                        6

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS)
WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                               PERFORMANCE                        PERFORMANCE
                                                            OF THE SUBACCOUNT                     OF THE FUND
                                                                        SINCE                                         SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR     COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS   COMMENCEMENT
            FTVIPT
7RE          Franklin Real Estate Fund - Class 2
               (9/00; 1/89)(f)
7SI          Franklin Small Cap Value Securities
               Fund - Class 2 (9/00; 5/98)(f)
             (previously FTVIPT Franklin Value
               Securities Fund - Class 2)
7TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton
               International Securities Fund--
               Class 2)
7IS          Templeton International Smaller
             Companies Fund - Class 2
             (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
7SE          CORE(SM) Small Cap Equity Fund
             (9/00; 2/98)(h)
7UE          CORE(SM) U.S. Equity Fund
             (9/00; 2/98)(h)
7MC          Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
7AG          Aggressive Growth Portfolio:
             Service Shares (9/00; 9/93)(i)
7GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(j)
7IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
7IP          International Equity Portfolio
               (9/00; 9/98)

            MFS(R)
7MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(k)
7MD          New Discovery Series -
             Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
7IN          Putnam VT International New
               Opportunities Fund --
             Class IB Shares (9/00; 1/97)(l)
7VS          Putnam VT Vista Fund--
             Class IB Shares (9/00; 1/97)(l)

            ROYCE CAPITAL FUND
7MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
7SV          Value Portfolio (9/00; 9/99)

            WANGER
7IT          International Small Cap (9/00; 5/95)
7SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)

                                        7

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS)
WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                PERFORMANCE                         PERFORMANCE
                                                             OF THE SUBACCOUNT                      OF THE FUND
                                                                        SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                1 YEAR      COMMENCEMENT   1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            WELLS FARGO VT
7AA          Asset Allocation Fund (5/01; 4/94)(m)
7WI          International Equity Fund (5/01; 7/00)
7SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS)
WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                    PERFORMANCE                          PERFORMANCE
                                                                 OF THE SUBACCOUNT                       OF THE FUND
                                                                            SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                      1 YEAR    COMMENCEMENT    1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(b)
BD8          Bond Fund (9/00; 10/81)
CR8          Capital Resource Fund (9/00; 10/81)
CM8          Cash Management Fund (9/00; 10/81)
DE8          Diversified Equity Income Fund (9/00; 9/99)
EM8          Emerging Markets Fund (9/00; 5/00)
ES8          Equity Select Fund (5/01; 5/01)
EI8          Extra Income Fund (9/00; 5/96)
FI8          Federal Income Fund (9/00; 9/99)
GB8          Global Bond Fund (9/00; 5/96)
GR8          Growth Fund (9/00; 9/99)
IE8          International Fund (9/00; 1/92)
MF8          Managed Fund (9/00; 4/86)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)
IV8          S&P 500 Index Fund (9/00; 5/00)
SC8          Small Cap Advantage Fund (9/00; 9/99)
SA8          Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
8CA          Capital Appreciation Fund, Series I
               (9/00; 5/93)
8CD          Capital Development Fund, Series I
               (9/00; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF          VP International (9/00; 5/94)
8VA          VP Value (9/00; 5/96)

            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
8EG          Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
8GI          Growth & Income Portfolio
             (Service Class) (9/00; 12/96)(e)
8MP           Mid Cap Portfolio (Service Class)
               (9/00; 12/98)(e)
8OS          Overseas Portfolio (Service Class)
               (9/00; 1/87)(e)

                                        9

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS)
WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                    PERFORMANCE                          PERFORMANCE
                                                                 OF THE SUBACCOUNT                       OF THE FUND
                                                                            SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                      1 YEAR    COMMENCEMENT    1 YEAR     5 YEARS    10 YEARS COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00;
               1/89)(f)
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(f)
             (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
8TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton International
               Securities Fund - Class 2)
8IS          Templeton International Smaller Companies
             Fund -
             Class 2 (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
8SE          CORE(SM) Small Cap Equity Fund (9/00; 2/98)(h)
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)(h)
8MC          Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
8AG          Aggressive Growth Portfolio:
             Service Shares (9/00; 9/93)(i)
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(j)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)

            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(k)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
8IN          Putnam VT International New Opportunities
             Fund -
             Class IB Shares (9/00; 1/97)(l)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(l)

            ROYCE CAPITAL FUND
8MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
8SV          Value Portfolio (9/00; 9/99)

            WANGER
8IT          International Small Cap (9/00; 5/95)
8SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)

                                       10


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT CREDITS)
WITH SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                       PERFORMANCE                        PERFORMANCE
                                                                    OF THE SUBACCOUNT                     OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                       1 YEAR     COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(m)
8WI          International Equity Fund (5/01; 7/00)
8SG          Small Cap Growth Fund (5/01; 5/95(n)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                       PERFORMANCE                       PERFORMANCE
                                                                    OF THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR   COMMENCEMENT   1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(b)
BD8          Bond Fund (9/00; 10/81)
CR8          Capital Resource Fund (9/00; 10/81)
CM8          Cash Management Fund (9/00; 10/81)
DE8          Diversified Equity Income Fund (9/00; 9/99)
EM8          Emerging Markets Fund (9/00; 5/00)
ES8          Equity Select Fund (5/01; 5/01)
EI8          Extra Income Fund (9/00; 5/96)
FI8          Federal Income Fund (9/00; 9/99)
GB8          Global Bond Fund (9/00; 5/96)
GR8          Growth Fund (9/00; 9/99)
IE8          International Fund (9/00; 1/92)
MF8          Managed Fund (9/00; 4/86)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)
IV8          S&P 500 Index Fund (9/00; 5/00)
SC8          Small Cap Advantage Fund (9/00; 9/99)
SA8          Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
8CA          Capital Appreciation Fund, Series I (9/00; 5/93)
8CD          Capital Development Fund, Series I (9/00; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF          VP International (9/00; 5/94)
8VA          VP Value (9/00; 5/96)

            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
8EG          Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
8GI          Growth & Income Portfolio
             (Service Class) (9/00; 12/96)(e)
8MP          Mid Cap Portfolio (Service Class (9/00; 12/98)(e)
8OS          Overseas Portfolio (Service Class (9/00; 1/87)(e)

                                       12

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                     OF THE FUND
                                                                             SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT   1 YEAR     5 YEARS    10 YEARS COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(f)
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(f)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
8TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton International
             Securities Fund - Class 2)
8IS          Templeton International Smaller Companies Fund -
             Class 2 (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
8SE          CORE(SM) Small Cap Equity Fund (9/00; 2/98)(h)
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)(h)
8MC          Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
8AG          Aggressive Growth Portfolio:
             Service Shares (9/00; 9/93)(i)
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(j)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)

            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(k)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
8IN          Putnam VT International New Opportunities Fund -
             Class IB Shares (9/00; 1/97)(l)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(l)

            ROYCE CAPITAL FUND
8MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
8SV          Value Portfolio (9/00; 9/99)

            WANGER
8IT          International Small Cap (9/00; 5/95)
8SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)

                                       13

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER AND SELECTION OF MAV DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                       PERFORMANCE                       PERFORMANCE
                                                                   OF THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR     COMMENCEMENT  1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(m)
8WI          International Equity Fund (5/01; 7/00)
8SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002
                                                                       PERFORMANCE                       PERFORMANCE
                                                                    OF THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR   COMMENCEMENT   1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(b)
BD8          Bond Fund (9/00; 10/81)
CR8          Capital Resource Fund (9/00; 10/81)
CM8          Cash Management Fund (9/00; 10/81)
DE8          Diversified Equity Income Fund (9/00; 9/99)
EM8          Emerging Markets Fund (9/00; 5/00)
ES8          Equity Select Fund (5/01; 5/01)
EI8          Extra Income Fund (9/00; 5/96)
FI8          Federal Income Fund (9/00; 9/99)
GB8          Global Bond Fund (9/00; 5/96)
GR8          Growth Fund (9/00; 9/99)
IE8          International Fund (9/00; 1/92)
MF8          Managed Fund (9/00; 4/86)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)
IV8          S&P 500 Index Fund (9/00; 5/00)
SC8          Small Cap Advantage Fund (9/00; 9/99)
SA8          Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
8CA          Capital Appreciation Fund, Series I (9/00; 5/93)
8CD          Capital Development Fund, Series I (9/00; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF          VP International (9/00; 5/94)
8VA          VP Value (9/00; 5/96)

            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
8EG          Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
8GI          Growth & Income Portfolio
             (Service Class) (9/00; 12/96)(e)
8MP          Mid Cap Portfolio (Service Class (9/00; 12/98)(e)
8OS          Overseas Portfolio (Service Class (9/00; 1/87)(e)

                                       15

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                     OF THE FUND
                                                                             SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT   1 YEAR     5 YEARS    10 YEARS COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(f)
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(f)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
8TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton International
             Securities Fund - Class 2)
8IS          Templeton International Smaller Companies Fund -
             Class 2 (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
8SE          CORE(SM) Small Cap Equity Fund (9/00; 2/98)(h)
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)(h)
8MC          Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
8AG          Aggressive Growth Portfolio:
             Service Shares (9/00; 9/93)(i)
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(j)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)

            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(k)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
8IN          Putnam VT International New Opportunities Fund -
             Class IB Shares (9/00; 1/97)(l)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(l)

            ROYCE CAPITAL FUND
8MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
8SV          Value Portfolio (9/00; 9/99)

            WANGER
8IT          International Small Cap (9/00; 5/95)
8SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)

                                       16

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                       PERFORMANCE                       PERFORMANCE
                                                                   OF THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR     COMMENCEMENT  1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(m)
8WI          International Equity Fund (5/01; 7/00)
8SG          Small Cap Growth Fund (5/01; 5/95)(n)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                       PERFORMANCE                       PERFORMANCE
                                                                    OF THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR   COMMENCEMENT   1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(b)
BD8          Bond Fund (9/00; 10/81)
CR8          Capital Resource Fund (9/00; 10/81)
CM8          Cash Management Fund (9/00; 10/81)
DE8          Diversified Equity Income Fund (9/00; 9/99)
EM8          Emerging Markets Fund (9/00; 5/00)
ES8          Equity Select Fund (5/01; 5/01)
EI8          Extra Income Fund (9/00; 5/96)
FI8          Federal Income Fund (9/00; 9/99)
GB8          Global Bond Fund (9/00; 5/96)
GR8          Growth Fund (9/00; 9/99)
IE8          International Fund (9/00; 1/92)
MF8          Managed Fund (9/00; 4/86)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)
IV8          S&P 500 Index Fund (9/00; 5/00)
SC8          Small Cap Advantage Fund (9/00; 9/99)
SA8          Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
8CA          Capital Appreciation Fund, Series I (9/00; 5/93)
8CD          Capital Development Fund, Series I (9/00; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF          VP International (9/00; 5/94)
8VA          VP Value (9/00; 5/96)

            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
8EG          Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
8GI          Growth & Income Portfolio
             (Service Class) (9/00; 12/96)(e)
8MP          Mid Cap Portfolio (Service Class (9/00; 12/98)(e)
8OS          Overseas Portfolio (Service Class (9/00; 1/87)(e)


                                       18

AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                     OF THE FUND
                                                                             SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT   1 YEAR     5 YEARS    10 YEARS COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(f)
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(f)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
8TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton International
             Securities Fund - Class 2)
8IS          Templeton International Smaller Companies Fund -
             Class 2 (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
8SE          CORE(SM) Small Cap Equity Fund (9/00; 2/98)(h)
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)(h)
8MC          Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
8AG          Aggressive Growth Portfolio:
             Service Shares (9/00; 9/93)(i)
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(j)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)

            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(k)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
8IN          Putnam VT International New Opportunities Fund -
             Class IB Shares (9/00; 1/97)(l)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(l)

            ROYCE CAPITAL FUND
8MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
8SV          Value Portfolio (9/00; 9/99)

            WANGER
8IT          International Small Cap (9/00; 5/95)
8SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)


                                       19


AVERAGE ANNUAL TOTAL RETURN(a) FOR NONQUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                       PERFORMANCE                       PERFORMANCE
                                                                   OF THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR     COMMENCEMENT  1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(m)
8WI          International Equity Fund (5/01; 7/00)
8SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002

                                                                       PERFORMANCE                       PERFORMANCE
                                                                    OF THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR   COMMENCEMENT   1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(b)
BD8          Bond Fund (9/00; 10/81)
CR8          Capital Resource Fund (9/00; 10/81)
CM8          Cash Management Fund (9/00; 10/81)
DE8          Diversified Equity Income Fund (9/00; 9/99)
EM8          Emerging Markets Fund (9/00; 5/00)
ES8          Equity Select Fund (5/01; 5/01)
EI8          Extra Income Fund (9/00; 5/96)
FI8          Federal Income Fund (9/00; 9/99)
GB8          Global Bond Fund (9/00; 5/96)
GR8          Growth Fund (9/00; 9/99)
IE8          International Fund (9/00; 1/92)
MF8          Managed Fund (9/00; 4/86)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)
IV8          S&P 500 Index Fund (9/00; 5/00)
SC8          Small Cap Advantage Fund (9/00; 9/99)
SA8          Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
8CA          Capital Appreciation Fund, Series I (9/00; 5/93)
8CD          Capital Development Fund, Series I (9/00; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF          VP International (9/00; 5/94)
8VA          VP Value (9/00; 5/96)

            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
8EG          Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
8GI          Growth & Income Portfolio
             (Service Class) (9/00; 12/96)(e)
8MP          Mid Cap Portfolio (Service Class (9/00; 12/98)(e)
8OS          Overseas Portfolio (Service Class (9/00; 1/87)(e)

                                      21


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                     OF THE FUND
                                                                             SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT   1 YEAR     5 YEARS    10 YEARS COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(f)
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(f)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
8TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton International
             Securities Fund - Class 2)
8IS          Templeton International Smaller Companies Fund -
             Class 2 (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
8SE          CORE(SM) Small Cap Equity Fund (9/00; 2/98)(h)
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)(h)
8MC          Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
8AG          Aggressive Growth Portfolio:
             Service Shares (9/00; 9/93)(i)
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(j)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)

            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(k)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
8IN          Putnam VT International New Opportunities Fund -
             Class IB Shares (9/00; 1/97)(l)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(l)

            ROYCE CAPITAL FUND
8MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
8SV          Value Portfolio (9/00; 9/99)

            WANGER
8IT          International Small Cap (9/00; 5/95)
8SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)


                                      22


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                       PERFORMANCE                       PERFORMANCE
                                                                   OF THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR     COMMENCEMENT  1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(m)
8WI          International Equity Fund (5/01; 7/00)
8SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002
                                                                       PERFORMANCE                       PERFORMANCE
                                                                    OF THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR   COMMENCEMENT   1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
BC8          Blue Chip Advantage Fund (9/00; 9/99)(b)
BD8          Bond Fund (9/00; 10/81)
CR8          Capital Resource Fund (9/00; 10/81)
CM8          Cash Management Fund (9/00; 10/81)
DE8          Diversified Equity Income Fund (9/00; 9/99)
EM8          Emerging Markets Fund (9/00; 5/00)
ES8          Equity Select Fund (5/01; 5/01)
EI8          Extra Income Fund (9/00; 5/96)
FI8          Federal Income Fund (9/00; 9/99)
GB8          Global Bond Fund (9/00; 5/96)
GR8          Growth Fund (9/00; 9/99)
IE8          International Fund (9/00; 1/92)
MF8          Managed Fund (9/00; 4/86)
ND8          NEW DIMENSIONS FUND(R) (9/00; 5/96)
IV8          S&P 500 Index Fund (9/00; 5/00)
SC8          Small Cap Advantage Fund (9/00; 9/99)
SA8          Strategy Aggressive Fund (9/00; 1/92)

            AIM V.I.
8CA          Capital Appreciation Fund, Series I (9/00; 5/93)
8CD          Capital Development Fund, Series I (9/00; 5/98)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
8IF          VP International (9/00; 5/94)
8VA          VP Value (9/00; 5/96)

            CALVERT VARIABLE SERIES, INC.
8SR          Social Balanced Portfolio (9/00; 9/86)

            CREDIT SUISSE TRUST
8EG          Emerging Growth Portfolio (9/00; 9/99)

            FIDELITY VIP
8GI          Growth & Income Portfolio
             (Service Class) (9/00; 12/96)(e)
8MP          Mid Cap Portfolio (Service Class (9/00; 12/98)(e)
8OS          Overseas Portfolio (Service Class (9/00; 1/87)(e)


                                       24


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                      PERFORMANCE                         PERFORMANCE
                                                                   OF THE SUBACCOUNT                     OF THE FUND
                                                                             SINCE                                          SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT   1 YEAR     5 YEARS    10 YEARS COMMENCEMENT
            FTVIPT
8RE          Franklin Real Estate Fund - Class 2 (9/00; 1/89)(f)
8SI          Franklin Small Cap Value Securities Fund -
             Class 2 (9/00; 5/98)(f)
             (previously FTVIPT Franklin Value Securities
             Fund - Class 2)
8TF          Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(g)
             (previously FTVIPT Templeton International
             Securities Fund - Class 2)
8IS          Templeton International Smaller Companies Fund -
             Class 2 (9/00; 5/96)(f)

            GOLDMAN SACHS VIT
8SE          CORE(SM) Small Cap Equity Fund (9/00; 2/98)(h)
8UE          CORE(SM) U.S. Equity Fund (9/00; 2/98)(h)
8MC          Mid Cap Value Fund (9/00; 5/98)

            JANUS ASPEN SERIES
8AG          Aggressive Growth Portfolio:
             Service Shares (9/00; 9/93)(i)
8GT          Global Technology Portfolio:
             Service Shares (9/00; 1/00)(j)
8IG          International Growth Portfolio:
             Service Shares (9/00; 5/94)(i)

            LAZARD RETIREMENT SERIES
8IP          International Equity Portfolio (9/00; 9/98)

            MFS(R)
8MG          Investors Growth Stock Series -
             Service Class (9/00; 5/99)(k)
8MD          New Discovery Series -
             Service Class (9/00; 5/98)(k)

            PUTNAM VARIABLE TRUST
8IN          Putnam VT International New Opportunities Fund -
             Class IB Shares (9/00; 1/97)(l)
8VS          Putnam VT Vista Fund -
             Class IB Shares (9/00; 1/97)(l)

            ROYCE CAPITAL FUND
8MI          Micro-Cap Portfolio (9/00; 12/96)

            THIRD AVENUE
8SV          Value Portfolio (9/00; 9/99)

            WANGER
8IT          International Small Cap (9/00; 5/95)
8SP          U.S. Smaller Companies (9/00; 5/95)
             (previously Wanger U.S. Small Cap)

                                       25


AVERAGE ANNUAL TOTAL RETURN(a) FOR QUALIFIED ANNUITIES (WITHOUT PURCHASE PAYMENT
CREDITS) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)
                                                                       PERFORMANCE                       PERFORMANCE
                                                                   OF THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR     COMMENCEMENT  1 YEAR    5 YEARS    10 YEARS COMMENCEMENT
            WELLS FARGO VT
8AA          Asset Allocation Fund (5/01; 4/94)(m)
8WI          International Equity Fund (5/01; 7/00)
8SG          Small Cap Growth Fund (5/01; 5/95)(n)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.

NOTES TO PERFORMANCE TABLES
[to be filed by Amendment.]

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:
                           ERV - P
                              P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, Maximum Anniversary Value (MAV) Death Benefit Rider fee, and mortality and expense risk fee.


ANUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND
Annualized Simple Yield
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

o any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o any dividends declared for such shares.

It does not include:
o  the effect of any applicable surrender charge, or

o  any realized or unrealized gains or losses.

Annualized Compound Yield
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yield Based on the Seven-Day Period Ended Dec. 31, 2002
Subaccount  Investing In:                                        Simple Yield       Compound Yield
CM7          AXP(R)Variable Portfolio - Cash Management Fund           %                    %
CM8          AXP(R)Variable Portfolio - Cash Management Fund


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

             YIELD = 2[( a - b + 1)(to the power of 6) - 1]
                         -----
                          cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002
Subaccount   Investing In:                                                Yield
BD7          AXP(R)Variable Portfolio - Bond Fund                           %
BD8          AXP(R)Variable Portfolio - Bond Fund
DE7          AXP(R)Variable Portfolio - Diversified Equity Income Fund
DE8          AXP(R)Variable Portfolio - Diversified Equity Income Fund
EI7          AXP(R)Variable Portfolio - Extra Income Fund
EI8          AXP(R)Variable Portfolio - Extra Income Fund
FI7          AXP(R)Variable Portfolio - Federal Income Fund
FI8          AXP(R)Variable Portfolio - Federal Income Fund
GB7          AXP(R)Variable Portfolio - Global Bond Fund
GB8          AXP(R)Variable Portfolio - Global Bond Fund


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout. Initial Payout: To compute your first monthly payment, we:

o  determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below. Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund. Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period. Net Investment
Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:
A.M. Best               www.ambest.com

Fitch             www.fitchratings.com

Moody's       www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps)-- Rates insurance companies for their claims-paying ability.

Moody's-- Rates insurance companies for their financial strength.


Principal Underwriter
American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $____________; 2001: $___________; and
2000: $________. AEFA retains no underwriting commission from the sale of the contract.


Independent Auditors
The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


Financial Statements
[To be filed by Amendment]

                               S-6471-20 E (5/03)

                        STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R)
                   VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT
                        ADVISOR SELECT(R) VARIABLE ANNUITY
                   IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
                                    MAY 1, 2003


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

Table of Contents


Performance Information                              p.

Calculating Annuity Payouts                          p.

Rating Agencies                                      p.

Principal Underwriter                                p.

Independent Auditors                                 p.

Financial Statements


--------------------------------------------------------------------------------
2 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


--------------------------------------------------------------------------------
3 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC7             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD7             Bond Fund (9/99; 10/81)

CR7             Capital Resource Fund (9/99; 10/81)

CM7             Cash Management Fund (9/99; 10/81)

DE7             Diversified Equity Income Fund (9/99; 9/99)

EM7             Emerging Markets Fund (5/00; 5/00)

ES7             Equity Select Fund (5/01; 5/01)

EI7             Extra Income Fund (9/99; 5/96)

FI7             Federal Income Fund (9/99; 9/99)

GB7             Global Bond Fund (9/99; 5/96)

GR7             Growth Fund (9/99; 9/99)

IE7             International Fund (9/99; 1/92)

MF7             Managed Fund (9/99; 4/86)

ND7             New Dimensions Fund(R) (9/99; 5/96)

SV7             Partners Small Cap Value Fund (8/01; 8/01)

IV7             S&P 500 Index Fund (5/00; 5/00)

SC7             Small Cap Advantage Fund (9/99; 9/99)

ST7             Stock Fund (8/01; 8/01)

SA7             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

7AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

7AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

7AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

7AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

7AI             VP International, Class II (8/01; 5/94)(h)

7AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

7SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

7CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

7FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

7FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

7FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)


--------------------------------------------------------------------------------
4 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

7RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

7SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

7MS             Mutual Shares Securities Fund -
                Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

7UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

7MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

7ID             Dynamics Fund (8/01; 8/97)

7FS             Financial Services Fund (8/01; 9/99)

7TC             Technology Fund (8/01; 5/97)

7TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

7GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

7IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

7IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

7MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

7MD             New Discovery Series - Service Class (5/00; 5/98)(n)

7UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

7PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

7EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

7HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

7PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

7VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

7SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
5 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

7IT             International Small Cap (9/99; 5/95)

7SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

7AA             Asset Allocation Fund (5/01; 4/94)(t)

7WI             International Equity Fund (5/01; 7/00)

7SG             Small Cap Growth Fund (5/01; 5/95)(u)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
6 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC7             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD7             Bond Fund (9/99; 10/81)

CR7             Capital Resource Fund (9/99; 10/81)

CM7             Cash Management Fund (9/99; 10/81)

DE7             Diversified Equity Income Fund (9/99; 9/99)

EM7             Emerging Markets Fund (5/00; 5/00)

ES7             Equity Select Fund (5/01; 5/01)

EI7             Extra Income Fund (9/99; 5/96)

FI7             Federal Income Fund (9/99; 9/99)

GB7             Global Bond Fund (9/99; 5/96)

GR7             Growth Fund (9/99; 9/99)

IE7             International Fund (9/99; 1/92)

MF7             Managed Fund (9/99; 4/86)

ND7             New Dimensions Fund(R) (9/99; 5/96)

SV7             Partners Small Cap Value Fund (8/01; 8/01)

IV7             S&P 500 Index Fund (5/00; 5/00)

SC7             Small Cap Advantage Fund (9/99; 9/99)

ST7             Stock Fund (8/01; 8/01)

SA7             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

7AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

7AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

7AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

7AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

7AI             VP International, Class II (8/01; 5/94)(h)

7AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

7SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

7CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

7FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

7FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

7FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
7 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

7RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

7SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

7MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

7UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

7MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

7ID             Dynamics Fund (8/01; 8/97)

7FS             Financial Services Fund (8/01; 9/99)

7TC             Technology Fund (8/01; 5/97)

7TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

7GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

7IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

7IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

7MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

7MD             New Discovery Series - Service Class (5/00; 5/98)(n)

7UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

7PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

7EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

7HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

7PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

7VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

7SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
8 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

7IT             International Small Cap (9/99; 5/95)

7SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

7AA             Asset Allocation Fund (5/01; 4/94)(t)

7WI             International Equity Fund (5/01; 7/00)

7SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
9 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
     RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC7             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD7             Bond Fund (9/99; 10/81)

CR7             Capital Resource Fund (9/99; 10/81)

CM7             Cash Management Fund (9/99; 10/81)

DE7             Diversified Equity Income Fund (9/99; 9/99)

EM7             Emerging Markets Fund (5/00; 5/00)

ES7             Equity Select Fund (5/01; 5/01)

EI7             Extra Income Fund (9/99; 5/96)

FI7             Federal Income Fund (9/99; 9/99)

GB7             Global Bond Fund (9/99; 5/96)

GR7             Growth Fund (9/99; 9/99)

IE7             International Fund (9/99; 1/92)

MF7             Managed Fund (9/99; 4/86)

ND7             New Dimensions Fund(R) (9/99; 5/96)

SV7             Partners Small Cap Value Fund (8/01; 8/01)

IV7             S&P 500 Index Fund (5/00; 5/00)

SC7             Small Cap Advantage Fund (9/99; 9/99)

ST7             Stock Fund (8/01; 8/01)

SA7             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

7AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

7AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

7AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

7AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

7AI             VP International, Class II (8/01; 5/94)(h)

7AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

7SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

7CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

7FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

7FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

7FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
10 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

7RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

7SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

7MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

7UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

7MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

7ID             Dynamics Fund (8/01; 8/97)

7FS             Financial Services Fund (8/01; 9/99)

7TC             Technology Fund (8/01; 5/97)

7TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

7GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

7IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

7IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

7MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

7MD             New Discovery Series - Service Class (5/00; 5/98)(n)

7UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

7PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

7EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

7HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

7PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

7VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

7SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
11 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

7IT             International Small Cap (9/99; 5/95)

7SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

7AA             Asset Allocation Fund (5/01; 4/94)(t)

7WI             International Equity Fund (5/01; 7/00)

7SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
12 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC7             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD7             Bond Fund (9/99; 10/81)

CR7             Capital Resource Fund (9/99; 10/81)

CM7             Cash Management Fund (9/99; 10/81)

DE7             Diversified Equity Income Fund (9/99; 9/99)

EM7             Emerging Markets Fund (5/00; 5/00)

ES7             Equity Select Fund (5/01; 5/01)

EI7             Extra Income Fund (9/99; 5/96)

FI7             Federal Income Fund (9/99; 9/99)

GB7             Global Bond Fund (9/99; 5/96)

GR7             Growth Fund (9/99; 9/99)

IE7             International Fund (9/99; 1/92)

MF7             Managed Fund (9/99; 4/86)

ND7             New Dimensions Fund(R) (9/99; 5/96)

SV7             Partners Small Cap Value Fund (8/01; 8/01)

IV7             S&P 500 Index Fund (5/00; 5/00)

SC7             Small Cap Advantage Fund (9/99; 9/99)

ST7             Stock Fund (8/01; 8/01)

SA7             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

7AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

7AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

7AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

7AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

7AI             VP International, Class II (8/01; 5/94)(h)

7AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

7SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

7CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

7FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

7FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

7FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
13 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

7RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

7SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

7MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

7UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

7MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

7ID             Dynamics Fund (8/01; 8/97)

7FS             Financial Services Fund (8/01; 9/99)

7TC             Technology Fund (8/01; 5/97)

7TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

7GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

7IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

7IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

7MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

7MD             New Discovery Series - Service Class (5/00; 5/98)(n)

7UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

7PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

7EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

7HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

7PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

7VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

7SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
14 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT






Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

7IT             International Small Cap (9/99; 5/95)

7SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

7AA             Asset Allocation Fund (5/01; 4/94)(t)

7WI             International Equity Fund (5/01; 7/00)

7SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
15 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD8             Bond Fund (9/99; 10/81)

CR8             Capital Resource Fund (9/99; 10/81)

CM8             Cash Management Fund (9/99; 10/81)

DE8             Diversified Equity Income Fund (9/99; 9/99)

EM8             Emerging Markets Fund (5/00; 5/00)

ES8             Equity Select Fund (5/01; 5/01)

EI8             Extra Income Fund (9/99; 5/96)

FI8             Federal Income Fund (9/99; 9/99)

GB8             Global Bond Fund (9/99; 5/96)

GR8             Growth Fund (9/99; 9/99)

IE8             International Fund (9/99; 1/92)

MF8             Managed Fund (9/99; 4/86)

ND8             New Dimensions Fund(R) (9/99; 5/96)

SV8             Partners Small Cap Value Fund (8/01; 8/01)

IV8             S&P 500 Index Fund (5/00; 5/00)

SC8             Small Cap Advantage Fund (9/99; 9/99)

ST8             Stock Fund (8/01; 8/01)

SA8             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

8AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

8AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

8AI             VP International, Class II (8/01; 5/94)(h)

8AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

8SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

8CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

8FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

8FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

8FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
16 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

8RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

8SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

8MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

8UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

8MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

8ID             Dynamics Fund (8/01; 8/97)

8FS             Financial Services Fund (8/01; 9/99)

8TC             Technology Fund (8/01; 5/97)

8TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

8GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

8IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

8IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

8MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

8MD             New Discovery Series - Service Class (5/00; 5/98)(n)

8UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

8PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

8EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

8HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

8PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

8VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

8SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
17 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

8IT             International Small Cap (9/99; 5/95)

8SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

8AA             Asset Allocation Fund (5/01; 4/94)(t)

8WI             International Equity Fund (5/01; 7/00)

8SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
18 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Benefit
Rider For Periods Ending Dec. 31, 2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD8             Bond Fund (9/99; 10/81)

CR8             Capital Resource Fund (9/99; 10/81)

CM8             Cash Management Fund (9/99; 10/81)

DE8             Diversified Equity Income Fund (9/99; 9/99)

EM8             Emerging Markets Fund (5/00; 5/00)

ES8             Equity Select Fund (5/01; 5/01)

EI8             Extra Income Fund (9/99; 5/96)

FI8             Federal Income Fund (9/99; 9/99)

GB8             Global Bond Fund (9/99; 5/96)

GR8             Growth Fund (9/99; 9/99)

IE8             International Fund (9/99; 1/92)

MF8             Managed Fund (9/99; 4/86)

ND8             New Dimensions Fund(R) (9/99; 5/96)

SV8             Partners Small Cap Value Fund (8/01; 8/01)

IV8             S&P 500 Index Fund (5/00; 5/00)

SC8             Small Cap Advantage Fund (9/99; 9/99)

ST8             Stock Fund (8/01; 8/01)

SA8             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

8AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

8AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

8AI             VP International, Class II (8/01; 5/94)(h)

8AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

8SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

8CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

8FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

8FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

8FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
19 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Benefit
Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

8RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

8SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

8MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

8UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

8MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

8ID             Dynamics Fund (8/01; 8/97)

8FS             Financial Services Fund (8/01; 9/99)

8TC             Technology Fund (8/01; 5/97)

8TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

8GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

8IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

8IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

8MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

8MD             New Discovery Series - Service Class (5/00; 5/98)(n)

8UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

8PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

8EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

8HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

8PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

8VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

8SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
20 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Benefit
Rider For Periods Ending Dec. 31, 2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

8IT             International Small Cap (9/99; 5/95)

8SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

8AA             Asset Allocation Fund (5/01; 4/94)(t)

8WI             International Equity Fund (5/01; 7/00)

8SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
21 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD8             Bond Fund (9/99; 10/81)

CR8             Capital Resource Fund (9/99; 10/81)

CM8             Cash Management Fund (9/99; 10/81)

DE8             Diversified Equity Income Fund (9/99; 9/99)

EM8             Emerging Markets Fund (5/00; 5/00)

ES8             Equity Select Fund (5/01; 5/01)

EI8             Extra Income Fund (9/99; 5/96)

FI8             Federal Income Fund (9/99; 9/99)

GB8             Global Bond Fund (9/99; 5/96)

GR8             Growth Fund (9/99; 9/99)

IE8             International Fund (9/99; 1/92)

MF8             Managed Fund (9/99; 4/86)

ND8             New Dimensions Fund(R) (9/99; 5/96)

SV8             Partners Small Cap Value Fund (8/01; 8/01)

IV8             S&P 500 Index Fund (5/00; 5/00)

SC8             Small Cap Advantage Fund (9/99; 9/99)

ST8             Stock Fund (8/01; 8/01)

SA8             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

8AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

8AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

8AI             VP International, Class II (8/01; 5/94)(h)

8AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

8SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

8CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

8FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

8FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

8FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
22 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

8RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

8SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

8MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

8UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

8MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

8ID             Dynamics Fund (8/01; 8/97)

8FS             Financial Services Fund (8/01; 9/99)

8TC             Technology Fund (8/01; 5/97)

8TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

8GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

8IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

8IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

8MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

8MD             New Discovery Series - Service Class (5/00; 5/98)(n)

8UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

8PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

8EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

8HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

8PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

8VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

8SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
23 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

8IT             International Small Cap (9/99; 5/95)

8SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

8AA             Asset Allocation Fund (5/01; 4/94)(t)

8WI             International Equity Fund (5/01; 7/00)

8SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
24 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              AXP(R) VARIABLE PORTFOLIO -

BC8             Blue Chip Advantage Fund (9/99; 9/99)(b)

BD8             Bond Fund (9/99; 10/81)

CR8             Capital Resource Fund (9/99; 10/81)

CM8             Cash Management Fund (9/99; 10/81)

DE8             Diversified Equity Income Fund (9/99; 9/99)

EM8             Emerging Markets Fund (5/00; 5/00)

ES8             Equity Select Fund (5/01; 5/01)

EI8             Extra Income Fund (9/99; 5/96)

FI8             Federal Income Fund (9/99; 9/99)

GB8             Global Bond Fund (9/99; 5/96)

GR8             Growth Fund (9/99; 9/99)

IE8             International Fund (9/99; 1/92)

MF8             Managed Fund (9/99; 4/86)

ND8             New Dimensions Fund(R) (9/99; 5/96)

SV8             Partners Small Cap Value Fund (8/01; 8/01)

IV8             S&P 500 Index Fund (5/00; 5/00)

SC8             Small Cap Advantage Fund (9/99; 9/99)

ST8             Stock Fund (8/01; 8/01)

SA8             Strategy Aggressive Fund (9/99; 1/92)

              AIM V.I.

8AC             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(e)

8AD             Capital Development Fund, Series II Shares (8/01; 5/98)(e)

              ALLIANCE VP

8AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01; 5/01)(f)

8AL             Growth and Income Portfolio (Class B) (8/01; 1/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

8AI             VP International, Class II (8/01; 5/94)(h)

8AV             VP Value, Class II (8/01; 5/96)(h)

              CALVERT VARIABLE SERIES, INC.

8SR             Social Balanced Portfolio (5/00; 9/86)

              EVERGREEN VA

8CG             Capital Growth Fund - Class 2 (8/01; 3/98)(i)

              FIDELITY(R) VIP

8FG             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(j)

8FM             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(j)

8FO             Overseas Portfolio Service Class 2 (8/01; 1/87)(j)



--------------------------------------------------------------------------------
25 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              FTVIPT

8RE             Franklin Real Estate Fund - Class 2 (9/99; 1/89)(k)

8SI             Franklin Small Cap Value Securities
                Fund - Class 2 (9/99; 5/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

8MS             Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(k)

              GOLDMAN SACHS VIT

8UE             CORE(SM) U.S. Equity Fund (9/99; 2/98)(l)

8MC             Mid Cap Value Fund (9/99; 5/98)

              INVESCO VIF

8ID             Dynamics Fund (8/01; 8/97)

8FS             Financial Services Fund (8/01; 9/99)

8TC             Technology Fund (8/01; 5/97)

8TL             Telecommunications Fund (8/01; 9/99)

              JANUS ASPEN SERIES

8GT             Global Technology Portfolio: Service Shares (5/00; 1/00)(m)

8IG             International Growth Portfolio: Service Shares (5/00; 5/94)(m)

              LAZARD RETIREMENT SERIES

8IP             International Equity Portfolio (9/99; 9/98)

              MFS(R)

8MG             Investors Growth Stock Series - Service Class (5/00; 5/99)(n)

8MD             New Discovery Series - Service Class (5/00; 5/98)(n)

8UT             Utilities Series - Service Class (8/01; 1/95)(n)

              PIONEER VCT

8PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (8/01; 3/95)(o)

8EU             Pioneer Europe VCT Portfolio - Class II Shares (8/01; 10/98)(p)

              PUTNAM VARIABLE TRUST

8HS             Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98)(q)

8PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01; 1/97)(r)

8VS             Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(r)

              STRONG FUNDS

8SO             Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(s)



--------------------------------------------------------------------------------
26 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                            Performance                        Performance
                                                         of the subaccount                     of the fund

                                                                     Since                                           Since
Subaccount    Investing in:                            1 year    commencement     1 year    5 years   10 years   commencement
              WANGER

8IT             International Small Cap (9/99; 5/95)

8SP             U.S. Smaller Companies (9/99; 5/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

8AA             Asset Allocation Fund (5/01; 4/94)(t)

8WI             International Equity Fund (5/01; 7/00)

8SG             Small Cap Growth Fund (5/01; 5/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
27 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC6             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD6             Bond Fund (11/02; 10/81)

CR6             Capital Resource Fund (11/02; 10/81)

CM6             Cash Management Fund (11/02; 10/81)

DE6             Diversified Equity Income Fund (11/02; 09/99)

EM6             Emerging Markets Fund (11/02; 05/00)

ES6             Equity Select Fund (11/02; 05/01)

EI6             Extra Income Fund (11/02; 05/96)

FI6             Federal Income Fund (11/02; 09/99)

GB6             Global Bond Fund (11/02; 05/96)

GR6             Growth Fund (11/02; 09/99)

IE6             International Fund (11/02; 01/92)

MF6             Managed Fund (11/02; 04/86)

ND6             New Dimensions Fund(R) (11/02; 05/96)

SV6             Partners Small Cap Value Fund (11/02; 08/01)

IV6             S&P 500 Index Fund (11/02; 05/00)

SC6             Small Cap Advantage Fund (11/02; 09/99)

ST6             Stock Fund (11/02; 08/01)

SA6             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

6AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

6AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

6AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

6AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

6AI             VP International, Class II (11/02; 05/94)(h)

6AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

6SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

6CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

6FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

6FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

6FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
28 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

6RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

6SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

6MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

6UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

6MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

6ID             Dynamics Fund (11/02; 08/97)

6FS             Financial Services Fund (11/02; 09/99)

6TC             Technology Fund (11/02; 05/97)

6TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

6GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

6IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

6IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

6MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

6MD             New Discovery Series - Service Class (11/02; 05/98)(n)

6UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

6PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

6EU             Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

6HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

6PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

6VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

6SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

6IT             International Small Cap (11/02; 05/95)

6SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

6AA             Asset Allocation Fund (11/02; 04/94)(t)

6WI             International Equity Fund (11/02; 07/00)

6SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
29 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC6             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD6             Bond Fund (11/02; 10/81)

CR6             Capital Resource Fund (11/02; 10/81)

CM6             Cash Management Fund (11/02; 10/81)

DE6             Diversified Equity Income Fund (11/02; 09/99)

EM6             Emerging Markets Fund (11/02; 05/00)

ES6             Equity Select Fund (11/02; 05/01)

EI6             Extra Income Fund (11/02; 05/96)

FI6             Federal Income Fund (11/02; 09/99)

GB6             Global Bond Fund (11/02; 05/96)

GR6             Growth Fund (11/02; 09/99)

IE6             International Fund (11/02; 01/92)

MF6             Managed Fund (11/02; 04/86)

ND6             New Dimensions Fund(R) (11/02; 05/96)

SV6             Partners Small Cap Value Fund (11/02; 08/01)

IV6             S&P 500 Index Fund (11/02; 05/00)

SC6             Small Cap Advantage Fund (11/02; 09/99)

ST6             Stock Fund (11/02; 08/01)

SA6             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

6AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

6AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

6AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

6AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

6AI             VP International, Class II (11/02; 05/94)(h)

6AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

6SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

6CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

6FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

6FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

6FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
30 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

6RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

6SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

6MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

6UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

6MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

6ID             Dynamics Fund (11/02; 08/97)

6FS             Financial Services Fund (11/02; 09/99)

6TC             Technology Fund (11/02; 05/97)

6TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

6GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

6IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

6IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

6MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

6MD             New Discovery Series - Service Class (11/02; 05/98)(n)

6UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

6PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

6EU             Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

6HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

6PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

6VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

6SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

6IT             International Small Cap (11/02; 05/95)

6SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

6AA             Asset Allocation Fund (11/02; 04/94)(t)

6WI             International Equity Fund (11/02; 07/00)

6SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
31 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC6             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD6             Bond Fund (11/02; 10/81)

CR6             Capital Resource Fund (11/02; 10/81)

CM6             Cash Management Fund (11/02; 10/81)

DE6             Diversified Equity Income Fund (11/02; 09/99)

EM6             Emerging Markets Fund (11/02; 05/00)

ES6             Equity Select Fund (11/02; 05/01)

EI6             Extra Income Fund (11/02; 05/96)

FI6             Federal Income Fund (11/02; 09/99)

GB6             Global Bond Fund (11/02; 05/96)

GR6             Growth Fund (11/02; 09/99)

IE6             International Fund (11/02; 01/92)

MF6             Managed Fund (11/02; 04/86)

ND6             New Dimensions Fund(R) (11/02; 05/96)

SV6             Partners Small Cap Value Fund (11/02; 08/01)

IV6             S&P 500 Index Fund (11/02; 05/00)

SC6             Small Cap Advantage Fund (11/02; 09/99)

ST6             Stock Fund (11/02; 08/01)

SA6             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

6AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

6AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

6AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

6AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

6AI             VP International, Class II (11/02; 05/94)(h)

6AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

6SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

6CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

6FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

6FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

6FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
32 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

6RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

6SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

6MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

6UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

6MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

6ID             Dynamics Fund (11/02; 08/97)

6FS             Financial Services Fund (11/02; 09/99)

6TC             Technology Fund (11/02; 05/97)

6TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

6GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

6IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

6IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

6MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

6MD             New Discovery Series - Service Class (11/02; 05/98)(n)

6UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

6PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

6EU             Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

6HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

6PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

6VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

6SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

6IT             International Small Cap (11/02; 05/95)

6SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

6AA             Asset Allocation Fund (11/02; 04/94)(t)

6WI             International Equity Fund (11/02; 07/00)

6SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
33 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC6             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD6             Bond Fund (11/02; 10/81)

CR6             Capital Resource Fund (11/02; 10/81)

CM6             Cash Management Fund (11/02; 10/81)

DE6             Diversified Equity Income Fund (11/02; 09/99)

EM6             Emerging Markets Fund (11/02; 05/00)

ES6             Equity Select Fund (11/02; 05/01)

EI6             Extra Income Fund (11/02; 05/96)

FI6             Federal Income Fund (11/02; 09/99)

GB6             Global Bond Fund (11/02; 05/96)

GR6             Growth Fund (11/02; 09/99)

IE6             International Fund (11/02; 01/92)

MF6             Managed Fund (11/02; 04/86)

ND6             New Dimensions Fund(R) (11/02; 05/96)

SV6             Partners Small Cap Value Fund (11/02; 08/01)

IV6             S&P 500 Index Fund (11/02; 05/00)

SC6             Small Cap Advantage Fund (11/02; 09/99)

ST6             Stock Fund (11/02; 08/01)

SA6             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

6AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

6AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

6AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

6AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

6AI             VP International, Class II (11/02; 05/94)(h)

6AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

6SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

6CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

6FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

6FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

6FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
34 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
6RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

6SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

6MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

6UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

6MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

6ID             Dynamics Fund (11/02; 08/97)

6FS             Financial Services Fund (11/02; 09/99)

6TC             Technology Fund (11/02; 05/97)

6TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

6GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

6IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

6IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

6MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

6MD             New Discovery Series - Service Class (11/02; 05/98)(n)

6UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

6PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

6EU             Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

6HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

6PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

6VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

6SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

6IT             International Small Cap (11/02; 05/95)

6SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

6AA             Asset Allocation Fund (11/02; 04/94)(t)

6WI             International Equity Fund (11/02; 07/00)

6SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
35 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC9             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD9             Bond Fund (11/02; 10/81)

CR9             Capital Resource Fund (11/02; 10/81)

CM9             Cash Management Fund (11/02; 10/81)

DE9             Diversified Equity Income Fund (11/02; 09/99)

EM9             Emerging Markets Fund (11/02; 05/00)

ES9             Equity Select Fund (11/02; 05/01)

EI9             Extra Income Fund (11/02; 05/96)

FI9             Federal Income Fund (11/02; 09/99)

GB9             Global Bond Fund (11/02; 05/96)

GR9             Growth Fund (11/02; 09/99)

IE9             International Fund (11/02; 01/92)

MF9             Managed Fund (11/02; 04/86)

ND9             New Dimensions Fund(R) (11/02; 05/96)

SV9             Partners Small Cap Value Fund (11/02; 08/01)

IV9             S&P 500 Index Fund (11/02; 05/00)

SC9             Small Cap Advantage Fund (11/02; 09/99)

ST9             Stock Fund (11/02; 08/01)

SA9             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

9AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

9AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

9AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

9AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

9AI             VP International, Class II (11/02; 05/94)(h)

9AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

9SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

9CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

9FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

9FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

9FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
36 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender and Selection of MAV Death Benefit Rider
For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

9RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

9SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

9MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

9UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

9MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

9ID             Dynamics Fund (11/02; 08/97)

9FS             Financial Services Fund (02/02; 09/99)

9TC             Technology Fund (11/02; 05/97)

9TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

9GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

9IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

9IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

9MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

9MD             New Discovery Series - Service Class (11/02; 05/98)(n)

9UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

9PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

9EU             Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

9HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

9PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

9VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

9SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

9IT             International Small Cap (11/02; 05/95)

9SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

9AA             Asset Allocation Fund (11/02; 04/94)(t)

9WI             International Equity Fund (11/02; 07/00)

9SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
37 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC9             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD9             Bond Fund (11/02; 10/81)

CR9             Capital Resource Fund (11/02; 10/81)

CM9             Cash Management Fund (11/02; 10/81)

DE9             Diversified Equity Income Fund (11/02; 09/99)

EM9             Emerging Markets Fund (11/02; 05/00)

ES9             Equity Select Fund (11/02; 05/01)

EI9             Extra Income Fund (11/02; 05/96)

FI9             Federal Income Fund (11/02; 09/99)

GB9             Global Bond Fund (11/02; 05/96)

GR9             Growth Fund (11/02; 09/99)

IE9             International Fund (11/02; 01/92)

MF9             Managed Fund (11/02; 04/86)

ND9             New Dimensions Fund(R) (11/02; 05/96)

SV9             Partners Small Cap Value Fund (11/02; 08/01)

IV9             S&P 500 Index Fund (11/02; 05/00)

SC9             Small Cap Advantage Fund (11/02; 09/99)

ST9             Stock Fund (11/02; 08/01)

SA9             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

9AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

9AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

9AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

9AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

9AI             VP International, Class II (11/02; 05/94)(h)

9AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

9SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

9CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

9FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

9FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

9FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
38 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV Death
Benefit Rider For Periods Ending Dec. 31, 2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

9RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

9SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

9MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

9UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

9MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

9ID             Dynamics Fund (11/02; 08/97)

9FS             Financial Services Fund (11/02; 09/99)

9TC             Technology Fund (11/02; 05/97)

9TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

9GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

9IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

9IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

9MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

9MD             New Discovery Series - Service Class (11/02; 05/98)(n)

9UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

9PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

9EU             Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

9HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

9PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

9VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

9SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

9IT             International Small Cap (11/02; 05/95)

9SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

9AA             Asset Allocation Fund (11/02; 04/94)(t)

9WI             International Equity Fund (11/02; 07/00)

9SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.15% annual MAV fee and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
39 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC9             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD9             Bond Fund (11/02; 10/81)

CR9             Capital Resource Fund (11/02; 10/81)

CM9             Cash Management Fund (11/02; 10/81)

DE9             Diversified Equity Income Fund (11/02; 09/99)

EM9             Emerging Markets Fund (11/02; 05/00)

ES9             Equity Select Fund (11/02; 05/01)

EI9             Extra Income Fund (11/02; 05/96)

FI9             Federal Income Fund (11/02; 09/99)

GB9             Global Bond Fund (11/02; 05/96)

GR9             Growth Fund (11/02; 09/99)

IE9             International Fund (11/02; 01/92)

MF9             Managed Fund (11/02; 04/86)

ND9             New Dimensions Fund(R) (11/02; 05/96)

SV9             Partners Small Cap Value Fund (11/02; 08/01)

IV9             S&P 500 Index Fund (11/02; 05/00)

SC9             Small Cap Advantage Fund (11/02; 09/99)

ST9             Stock Fund (11/02; 08/01)

SA9             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

9AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

9AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

9AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

9AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

9AI             VP International, Class II (11/02; 05/94)(h)

9AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

9SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

9CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

9FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

9FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

9FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
40 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

9RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

9SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

9MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

9UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

9MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

9ID             Dynamics Fund (11/02; 08/97)

9FS             Financial Services Fund (11/02; 09/99)

9TC             Technology Fund (11/02; 05/97)

9TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

9GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

9IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

9IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

9MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

9MD             New Discovery Series - Service Class (11/02; 05/98)(n)

9UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

9PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

9EU             Pioneer Europe VCT Portfolio -
                Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

9HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

9PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

9VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

9SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

9IT             International Small Cap (11/02; 05/95)

9SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

9AA             Asset Allocation Fund (11/02; 04/94)(t)

9WI             International Equity Fund (11/02; 07/00)

9SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
41 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              AXP(R) VARIABLE PORTFOLIO -

BC9             Blue Chip Advantage Fund (11/02; 09/99)(c)

BD9             Bond Fund (11/02; 10/81)

CR9             Capital Resource Fund (11/02; 10/81)

CM9             Cash Management Fund (11/02; 10/81)

DE9             Diversified Equity Income Fund (11/02; 09/99)

EM9             Emerging Markets Fund (11/02; 05/00)

ES9             Equity Select Fund (11/02; 05/01)

EI9             Extra Income Fund (11/02; 05/96)

FI9             Federal Income Fund (11/02; 09/99)

GB9             Global Bond Fund (11/02; 05/96)

GR9             Growth Fund (11/02; 09/99)

IE9             International Fund (11/02; 01/92)

MF9             Managed Fund (11/02; 04/86)

ND9             New Dimensions Fund(R) (11/02; 05/96)

SV9             Partners Small Cap Value Fund (11/02; 08/01)

IV9             S&P 500 Index Fund (11/02; 05/00)

SC9             Small Cap Advantage Fund (11/02; 09/99)

ST9             Stock Fund (11/02; 08/01)

SA9             Strategy Aggressive Fund (11/02; 01/92)

              AIM V.I.

9AC             Capital Appreciation Fund, Series II Shares (11/02; 05/93)(e)

9AD             Capital Development Fund, Series II Shares (11/02; 05/98)(e)

              ALLIANCE VP

9AB             AllianceBernstein International Value Portfolio
                (Class B) (11/02; 05/01)(f)

9AL             Growth and Income Portfolio (Class B) (11/02; 01/91)(g)

              AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

9AI             VP International, Class II (11/02; 05/94)(h)

9AV             VP Value, Class II (11/02; 05/96)(h)

              CALVERT VARIABLE SERIES, INC.

9SR             Social Balanced Portfolio (11/02; 09/86)

              EVERGREEN VA

9CG             Capital Growth Fund - Class 2 (11/02; 03/98)(i)

              FIDELITY(R) VIP

9FG             Growth & Income Portfolio Service Class 2 (11/02; 12/96)(j)

9FM             Mid Cap Portfolio Service Class 2 (11/02; 12/98)(j)

9FO             Overseas Portfolio Service Class 2 (11/02; 01/87)(j)



--------------------------------------------------------------------------------
42 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT




Average Annual Total Return(a) For Qualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002 (continued)

                                                                           Performance of the fund(b)
                                                                                                                 Since
Subaccount    Investing in:                                1 year            5 years         10 years        commencement
              FTVIPT

9RE             Franklin Real Estate Fund - Class 2 (11/02; 01/89)(k)

9SI             Franklin Small Cap Value Securities Fund -
                Class 2 (11/02; 05/98)(k)
                (previously FTVIPT Franklin Value Securities Fund - Class 2)

9MS             Mutual Shares Securities Fund - Class 2 (11/02; 11/96)(k)

              GOLDMAN SACHS VIT

9UE             CORE(SM) U.S. Equity Fund (11/02; 02/98)(l)

9MC             Mid Cap Value Fund (11/02; 05/98)

              INVESCO VIF

9ID             Dynamics Fund (11/02; 08/97)

9FS             Financial Services Fund (11/02; 09/99)

9TC             Technology Fund (11/02; 05/97)

9TL             Telecommunications Fund (11/02; 09/99)

              JANUS ASPEN SERIES

9GT             Global Technology Portfolio: Service Shares (11/02; 01/00)(m)

9IG             International Growth Portfolio: Service Shares (11/02; 05/94)(m)

              LAZARD RETIREMENT SERIES

9IP             International Equity Portfolio (11/02; 09/98)

              MFS(R)

9MG             Investors Growth Stock Series - Service Class (11/02; 05/99)(n)

9MD             New Discovery Series - Service Class (11/02; 05/98)(n)

9UT             Utilities Series - Service Class (11/02; 01/95)(n)

              PIONEER VCT

9PE             Pioneer Equity Income VCT Portfolio -
                Class II Shares (11/02; 03/95)(o)

9EU             Pioneer Europe VCT Portfolio - Class II Shares (11/02; 10/98)(p)

              PUTNAM VARIABLE TRUST

9HS             Putnam VT Health Sciences Fund -
                Class IB Shares (11/02; 04/98)(q)

9PI             Putnam VT International Growth Fund -
                Class IB Shares (11/02; 01/97)(r)

9VS             Putnam VT Vista Fund - Class IB Shares (11/02; 01/97)(r)

              STRONG FUNDS

9SO             Strong Opportunity Fund II - Advisor Class (11/02; 05/92)(s)

              WANGER

9IT             International Small Cap (11/02; 05/95)

9SP             U.S. Smaller Companies (11/02; 05/95)
                (previously Wanger U.S. Small Cap)

              WELLS FARGO VT

9AA             Asset Allocation Fund (11/02; 04/94)(t)

9WI             International Equity Fund (11/02; 07/00)

9SG             Small Cap Growth Fund (11/02; 05/95)(u)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Purchase payment credits are not reflected in these total returns.

See accompanying notes to performance tables.


--------------------------------------------------------------------------------
43 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT

Notes to performance tables

To be filed by Amendment.


--------------------------------------------------------------------------------
44 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000

             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) multiplying the base period return by 365/7.

The subaccount's value includes:

o   any declared dividends,

o   the value of any shares purchased with dividends paid during the period, and

o   any dividends declared for such shares.

It does not include:

o   the effect of any applicable surrender charge, or

o   any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.



Annualized Yield for RAVA Advantage Based on the Seven-Day Period Ended Dec. 31,
2002


Subaccount    Investing in:                                               Simple yield             Compound yield


CM7           AXP(R) Variable Portfolio - Cash Management Fund
CM8           AXP(R) Variable Portfolio - Cash Management Fund



--------------------------------------------------------------------------------
45 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(to the power of 6) - 1]
                             -----
                               cd

where:         a = dividends and investment income earned during the period

               b = expenses accrued for the period (net of reimbursements)

               c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends

               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield for RAVA Advantage Based on the 30-Day Period Ended Dec. 31,
2002


Subaccount    Investing in:                                              Yield


BD7           AXP(R) Variable Portfolio - Bond Fund
BD8           AXP(R) Variable Portfolio - Bond Fund
EI7           AXP(R) Variable Portfolio - Extra Income Fund
EI8           AXP(R) Variable Portfolio - Extra Income Fund
FI7           AXP(R) Variable Portfolio - Federal Income Fund
FI8           AXP(R) Variable Portfolio - Federal Income Fund
GB7           AXP(R) Variable Portfolio - Global Bond Fund
GB8           AXP(R) Variable Portfolio - Global Bond Fund


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

    The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

--------------------------------------------------------------------------------
46 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by

o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and

o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o   dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
47 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                            www.ambest.com
Fitch (formerly Duff and Phelps)                     www.fitchratings.com
Moody's                                              www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $__________; 2001 $_________; and 2000:
$_________. AEFA retains no underwriting commission from the sale of the contract.


Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst &Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


Financial Statements

To be filed by Amendment.


--------------------------------------------------------------------------------
48 -- IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT -
      RAVA ADVANTAGE / RAVA SELECT

S-6410-20 C (5/03)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements will be filed by Amendment.

(b)      Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
         Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

2        Not applicable.

3.       Not applicable.

4.1      Form of Deferred Annuity Contract filed  electronically  as Exhibit 4.1
         to  Post-Effective   Amendment  No.1  to  Registration   Statement  No.
         333-91691, is incorporated herein by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
          Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit
          8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co.
          and Calvert Distributors Inc. and IDS Life Insurance Company of
          New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.4 (b)   Copy of Amendment dated December 10, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York and
          Credit Suisse Warburg Pincus Trust, Credit Suisse Asset
          Management, Inc. and Credit Suisse Asset Management Securities,
          Inc.  dated October 7, 1996 filed  electronically   as Exhibit
          8.4(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(c) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(d) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (e)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(e) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (f)   Copy of Amendment No. 2 dated June 29, 2001 to Participation
          Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(f) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(g) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(h) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8       Copy of Participation Agreement between IDS Life Insurance
          Company of New York and INVESCO Variable Investment Funds, Inc,
          and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 (a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 (b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company of New York dated September 29, 2000 filed electronically as
          Exhibit 8.9(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 (a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as
          Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 (b)  Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company of New York dated September 29, 2000 filed electronically as Exhibit 8.10(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August
          13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 (a) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.12 (b)  Copy of Amendment 1 dated February 27, 2002 to Participation
          Agreement among Putnam Variable Trust, Putnam Retail Management,
          L.P. and IDS Life Insurance Company of New York dated October 7,
          1996 filed electronically as Exhibit 8.12(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.13 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14     Copy of Participation Agreement by and among Wanger Advisors
         Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as
         Exhibit  8.14  to  Registrant's  Post-Effective  Amendment  No.  4  to
         Registration   Statement  No.  333-91691  is  incorporated  herein  by
         reference.

8.15 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by Amendment.

10       Consent of Independent Auditors will be filed by Amendment.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign this Registration Statement, filed electronically as Exhibit No. 14 to Post-Effective Amendement No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Stephen M. Lobo                       1769 AXP Financial Center                 Vice President and Treasurer
                                      Minneapolis, MN  55474

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Edward J. Muhl                        16 Wolfe Street                           Director
                                      Alexandria, VA  22314

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Philip C. Wentzel                     50807 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency of Wisconsin Inc.              Wisconsin
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contractowners

         As of Dec. 31, 2002, there were 10,491 non-qualified contract owners and 8,226 qualified contract owners in the IDS Life of New York Variable Annuity Account.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                 Position and Offices with
         Business Address*                  Underwriter

         Ruediger Adolf                     Senior Vice President

         Gumer C. Alvero                    Vice President - General
                                            Manager Annuities

         Ward D. Armstrong                  Senior Vice President -
                                            Retirement Services and
                                            Asset Management

         Mark J. Babij                      Vice President - Finance

         John M. Baker                      Vice President - Plan
                                            Sponsor Services

         Dudley Barksdale                   Vice President - Service
                                            Development

         Timothy V. Bechtold                Vice President -
                                            Insurance Products

         Arthur H. Berman                   Senior Vice President - Finance

         Walter S. Berman                   Director, Senior Vice President -
                                            and Chief Financial Officer

         Rob Bohli                          Group Vice President -
         10375 Richmond Avenue #600         South Texas
         Houston, TX  77042

         Walter K. Booker                   Group Vice President -
         Suite 200, 3500 Market             New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                  Group Vice President -
         1333 N. California Blvd.,          Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                 Vice President - Sales
                                            Support

         Kenneth J. Ciak                    Vice President and
         IDS Property Casualty              General Manager - IDS
         1400 Lombardi Avenue               Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                   Vice President - Relationship
                                            Leader Retail Distribution Services

         James M. Cracchiolo                Director, Chairman, President and
                                            Chief Executive Officer

         Colleen Curran                     Vice President and
                                            Assistant General Counsel

         Luz Maria Davis                    Vice President -
                                            Communications

         Arthur E. DeLorenzo                Group Vice President -
         4 Atrium Drive, #100               Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino              Group Vice President -
         Suite 500, 8045 Leesburg           Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                     Group Vice President -
         6000 28th Street South East        Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                   Group Vice President -
         Two Datran Center                  Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                  Vice President - Financial
                                            Planning and Advice

         Gordon M. Fines                    Vice President - Mutual
                                            Fund Equity Investments

         Brenda H. Fraser                   Executive Vice President -
                                            AEFA Products and Corporate
                                            Marketing

         Peter A. Gallus                    Vice President -
                                            Investment
                                            Administration

         Ray S. Goodner                     Vice President - Senior
                                            Portfolio Manger

         Steve Guida                        Vice President -
                                            New Business and Service

         Teresa A. Hanratty                 Senior Vice President -
         Suites 6&7                         Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                   Vice President -
                                            Insurance Investments

         Janis K. Heaney                    Vice President -
                                            Incentive Management

         Brian M. Heath                     Senior Vice President
         Suite 150                          and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                       Group Vice President -
         319 Southbridge Street             Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry               Group Vice President -
         30 Burton Hills Blvd.              Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                    Vice President - Third
                                            Party Distribution

         Claire Huang                       Senior Vice President - Retail
                                            Marketing

         Debra A. Hutchinson                Vice President -
                                            Relationship Leader

         Diana R. Iannarone                 Group Vice President -
         3030 N.W. Expressway               Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                 Group Vice President -
                                            Steel Cities

         James M. Jensen                    Vice President -
                                            Advice and
                                            Retail Distribution
                                            Group, Product,
                                            Compensation and Field
                                            Administration

         Greg R. Johnson                    Vice President - Advisory Planning
                                            Anaylsis

         Jody M. Johnson                    Group Vice President -
                                            Twin Cities Metro

         Nancy E. Jones                     Vice President - Business
                                            Development

         William A. Jones                   Vice President - Technologies

         John C. Junek                      Senior Vice President,
                                            General Counsel

         Ora J. Kaine                       Vice President -
                                            Retail Distribution Services
                                            and Chief of Staff

         Michelle M. Keeley                 Senior Vice President -
                                            Fixed Income

         Raymond G. Kelly                   Group Vice President -
         Suite 250                          North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                    Vice President - Service
                                            Quality

         Mitre Kutanovski                   Group Vice President -
         Suite 680                          Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                     Vice President -
                                            Brokerage and Direct
                                            Services

         Daniel E. Laufenberg               Vice President and Chief
                                            U.S. Economist

         Jane W. Lee                        Vice President - New
                                            Business Development and
                                            Marketing

         Catherine M. Libbe                 Vice President - Marketing
                                            & Product Services

         Stephen M. Lobo                    Vice President - Investment
                                            Risk Management and Treasurer

         Diane D. Lyngstad                  Vice President - Lead Financial
                                            Officer, U.S. Retail Group

         Tom Mahowald                       Vice President and Director of
                                            Equity Research

         Timothy J. Masek                   Vice President and
                                            Director of Fixed Income
                                            Research

         Penny Mazal                        Vice President - Business
                                            Transformation

         Mark T. McGannon                   Vice President and General
                                            Sales Manager - AEFA Products

         Brian J. McGrane                   Vice President - LFO Finance

         Dean O. McGill                     Group Vice President -
         11835 W. Olympic Blvd              Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                  Vice President - Wrap and Trust
                                            Products

         Timothy S. Meehan                  Secretary

         Paula R. Meyer                     Senior Vice President and
                                            General Manager - Mutual Funds

         Barry J. Murphy                    Executive Vice President -
                                            U.S. Retail Group

         Thomas V. Nicolosi                 Group Vice President -
         Suite 220                          New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell               Group Vice President -
                                            Southern New England

         Francois B. Odouard                Vice President - Brokerage

         Michael J. O'Keefe                 Vice President -
                                            Advisory Business Systems

         Carla P. Pavone                    Vice President -
                                            Strategic Products

         Kris Petersen                      Vice President - SPS and
                                            External Products

         John G. Poole                      Group Vice President -
         Westview Place, #200               Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                      Group Vice President -
         One Tower Bridge                   New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                   Vice President and
                                            Assistant General Counsel

         Teresa J. Rasmussen                Vice President and
                                            Assistant General Counsel

         Ralph D. Richardson III            Group Vice President -
         Suite 800                          Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                   Vice President - Senior
                                            Portfolio Manager

         ReBecca K. Roloff                  Senior Vice President -
                                            Field Management and
                                            Financial Advisory
                                            Services

         Stephen W. Roszell                 Senior Vice President -
                                            Institutional

         Maximillian G. Roth                Group Vice President -
         Suite 201 S. IDS Ctr               Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                  Group Vice President -
                                            Western Frontier

         Russell L. Scalfano                Group Vice President -
         Suite 201                          Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                   Vice President - Client Development
                                            and Migration

         Peter B. Schofield                 Vice President - Auditing

         Bridget Sperl                      Senior Vice President -
                                            Client Service

         Paul J. Stanislaw                  Group Vice President -
         Suite 1100                         Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                    Vice President -
                                            Marketing Offer
                                            Development

         David K. Stewart                   Vice President - AEFA Controller

         Lois A. Stilwell                   Group Vice President -
         Suite 433                          Greater Minnesota
         9900 East Bren Rd.                 Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale                 Senior Vice President - Relationship
                                            Leader of Human Resources

         Jeffrey J. Stremcha                Vice President -
                                            Information Resource
                                            Management/ISD

         John T. Sweeney                    Vice President - Lead Financial
                                            Officer, Products

         Timothy N. Tanner                  Vice President - Technologies

         Craig P. Taucher                   Group Vice President -
         Suite 150                          Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                     Group Vice President -
         Suite 425                          Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                Senior Vice President -
                                            Chief Investment Officer

         George F. Tsafaridis               Vice President - Quality &
                                            Service Support

         Janet M. Vandenbark                Group Vice President -
         3951 Westerre Parkway, Suite 250   Virginia
         Richmond, VA 23233

         Peter S. Velardi                   Senior Vice President -
                                            Field Management

         Charles F. Wachendorfer            Group Vice President -
         Suite 100                          Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Andrew O. Washburn                 Vice President -
                                            Mutual Fund Marketing

         Donald F. Weaver                   Group Vice President -
         3500 Market Street,                Eastern Pennsylvania/
         Suite 200                          Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                     Vice President and
                                            Chief Compliance Officer

         William J. Williams                Senior Vice President -
                                            Field Management

         Dianne Wilson                      Vice President - Insurance
                                            Operations

         Michael D. Wolf                    Vice President - Senior
                                            Portfolio Manager

         Michael R. Woodward                Senior Vice President -
         32 Ellicott St                     Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                  Vice President -
                                            Brokerage Marketing

         David L. Yowan                     Vice President and
         40 Wall Street                     Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                   Group Vice President -
         1 Galleria Blvd., Suite 1900       Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.


(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express           $2,925,442                  None              None                None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 28th day of February, 2003.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
         (formerly IDS Life of New York Flexible Portfolio Annuity Account) (Registrant)

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2003.

Signature                                     Title

/s/  Gumer C. Alvero*                         Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                      Vice President, Chief Operating
------------------------------------          Officer, Consumer Affairs
     Maureen A. Buckley                       Officer, Claims Officer and Money
                                              Laundering Prevention Officer

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

                                              Vice President and Treasurer
------------------------------------
     Stephen M. Lobo

/s/  Eric L. Marhoun*                         General Counsel and
------------------------------------          Secretary
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Edward J. Muhl*                          Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                     Director
------------------------------------
     Michael R. Woodward

*    Signed  pursuant  to  Power  of  Attorney  dated  April  25,  2001,   filed
     electronically as Exhibit 14 to Post-Effective Amendment No. 2, by:






/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses.

Part B.

         Statements of Additional Information.

Part C.

         Other Information.

         The signatures.

Exhibits.